UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06502

Name of Fund: BlackRock MuniYield Investment Fund (MYF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniYield
Investment Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 01/31/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS Semi-Annual Report JANUARY 31, 2009 | (UNAUDITED)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

BlackRock MuniYield Arizona Fund, Inc. (MZA)

BlackRock MuniYield California Fund, Inc. (MYC)

BlackRock MuniYield Investment Fund (MYF)

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT

JANUARY 31, 2009

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis swelled into an all-out global financial market meltdown that featured the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government responses, including the nearly $800 billion economic stimulus plan signed into law just after period end.

The US economy appeared relatively resilient through the first few months of 2008, when rising food and energy prices fueled inflation fears. Mid-

summer ushered in dramatic changes — inflationary pressure subsided amid a plunge in commodity prices, while economic pressures intensified in the midst of a rapid deterioration in consumer spending, employment and other key indicators. By year’s end, the National Bureau of Economic

Research affirmed that the United States was in a recession, which officially began in December 2007. The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively early in the period, resumed that rate-cutting campaign in the fall, with the final reduction in December 2008 bring-

ing the target federal funds rate to a record low range of between zero and 0.25% . Importantly, the central bank pledged that future policy moves to revive the global economy and financial markets would comprise primarily nontraditional and quantitative easing measures, such as capital injections,

lending programs and government guarantees.

Against this backdrop, US equity markets experienced intense volatility, with the sentiment turning decisively negative toward period end. Declines were significant and broad-based, with little divergence among large- and small-cap stocks. Non-US stocks posted stronger results early on, but quickly lost ground as the credit crisis revealed itself to be global in scope and as the worldwide economic slowdown gathered pace. Overall, aggressive monetary and fiscal policy, combined with the defensiveness of the US, helped domestic equities notch better performance than their non-US counterparts.

In fixed income markets, risk aversion remained the popular theme, leading the Treasury sector to top all other asset classes. The high yield market was particularly hard hit in this environment, as economic turmoil, combined with frozen credit markets and substantial technical pressures, took a heavy toll. Meanwhile, the municipal bond market was challenged by a dearth of market participants, lack of liquidity, difficult funding environment and backlog of new-issue supply, which sent prices lower and yields well above Treasuries. By period end, however, some positive momentum had returned to the municipal space.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:
Total Returns as of January 31, 2009	6-month	12-month
US equities (S&P 500 Index)	(33.95)%	(38.63)%
Small cap US equities (Russell 2000 Index)	(37.38)	(36.84)
International equities (MSCI Europe, Australasia, Far East Index)	(40.75)	(43.74)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.96	10.64
Taxable fixed income (Barclays Capital US Aggregate Bond Index*)	3.23	2.59
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	0.70	(0.16)
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(19.07)	(19.72)

* Formerly a Lehman Brothers index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of January 31, 2009 BlackRock Muni New York Intermediate Duration Fund, Inc.

Investment Objective

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (the “Fund”) seeks to provide shareholders with high current income exempt from fed-
eral income taxes and New York State and New York City personal income taxes by investing primarily in a portfolio of municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes and New York State and New York City personal income taxes.

Performance

For the six months ended January 31, 2009, the Fund returned (13.41)% based on market price and (6.67)% based on net asset value (“NAV”). For the same period, the closed-end Lipper Intermediate Municipal Debt Funds category posted an average return of (6.71)% on a market price basis and
(4.53)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the dif-
ference between performance based on price and performance based on NAV. Fund performance was positively influenced by its average distribution rate. Negative impacts on performance came from overweights in corporate credits, housing bonds and healthcare bonds, and from an underweight in tax-backed bonds. The Fund’s overweight in bonds with maturities greater than 15 years detracted overall, but benefited performance toward the end of the period. Fortunately, management avoided selling these holdings when values were distressed, which would have locked in their underperformance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on New York Stock Exchange	MNE
	Initial Offering Date	August 1, 2003
	Yield on Closing Market Price as of January 31, 2009 ($10.17)[1]	6.25%
	Tax Equivalent Yield[2]	9.62%
	Current Monthly Distribution per Common Share[3]	$0.053
	Current Annualized Distribution per Common Share[3]	$0.636
	Leverage as of January 31, 2009[4]	38%

	[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
	Past performance does not guarantee future results.
	[2] Tax equivalent yield assumes the maximum federal tax rate of 35%.
	[3] The distribution is not constant and is subject to change.

4 Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to Preferred Shares and TOBs) minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	1/31/09	7/31/08	Change	High	Low
Market Price	$10.17	$12.12	(16.09)%	$12.33	$ 7.50
Net Asset Value	$12.22	$13.51	(9.55)%	$13.88	$10.70

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/09	7/31/08
State	19%	18%
County/City/Special District/
School District	16	13
IDA/PCR/Resource Recovery	15	16
Housing	11	12
Transportation	10	11
Hospitals/Healthcare	10	9
Education	9	10
Utilities — Electric & Gas	7	9
Utilities — Water & Sewer	1	1
Tobacco	1	1
Lease Obligations	1	—

Credit Quality Allocations[5]
	1/31/09	7/31/08
AAA/Aaa	13%	6%
AA/Aa	41	43
A/A	17	21
BBB/Baa	17	15
BB/Ba	6	9
CCC/Caa	2	2
Not Rated[6]	4	4

5 Using the higher of Standard & Poor’s (“S&P”) or Moody’s
Investors Service (“Moody’s”) ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31,
2009 and July 31, 2008, the market value of these securities was
$1,557,256 representing 2% and $1,927,760 representing 2%,
respectively, of the Fund’s long-term investments.

4 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Fund Summary as of January 31, 2009 BlackRock MuniYield Arizona Fund, Inc.

Investment Objective

BlackRock MuniYield Arizona Fund, Inc. (MZA) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal and
Arizona income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, investment grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal and Arizona income taxes.

Performance

For the six months ended January 31, 2009, the Fund returned (25.75)% based on market price and (9.52)% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of (7.88)% on a market price basis and (5.61)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund moved from a premium to NAV to a discount by period-end, which accounts for the differ-
ence between performance based on price and performance based on NAV. The Fund benefited from its above-average yield, but performance was hindered by above-average exposure to the longer end of the yield curve, where yields rose. The Fund’s above-average exposure to lower-rated credits and other spread sectors, such as housing bonds, also hurt performance. The spread between high-grade and lower-rated credits generally widened, as credit markets adjusted to higher perceived risks and an overall weaker economy. Fund management worked to upgrade credit quality when practical during this very volatile and illiquid performance period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

	Symbol on American Stock Exchange	MZA
	Initial Offering Date	October 29, 1993
	Yield on Closing Market Price as of January 31, 2009 ($10.02)[1]	6.83%
	Tax Equivalent Yield[2]	10.51%
	Current Monthly Distribution per Common Share[3]	$0.057
	Current Annualized Distribution per Common Share[3]	$0.684
	Leverage as of January 31, 2009[4]	44%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to Preferred Shares and TOBs) minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	1/31/09	7/31/08	Change	High	Low
Market Price	$10.02	$13.94	(28.12)%	$14.30	$7.28
Net Asset Value	$11.22	$12.81	(12.41)%	$13.12	$9.60

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/09	7/31/08
County/City/Special District/
School District	31%	28%
Education	14	22
Hospitals/Healthcare	13	15
Utilities — Water & Sewer	11	8
Housing	12	10
Utilities — Electric & Gas	9	7
State	5	4
Transportation	3	3
IDA/PCR/Resource Recovery	1	2
Utilities — Irrigation, Resource
Recovery, Solid Waste & Other	1	1

Credit Quality Allocations[5]
	1/31/09	7/31/08
AAA/Aaa	21%	11%
AA/Aa	32	36
A/A	24	27
BBB/Baa	19	20
BB/Ba	1	1
B/B	1	1
Not Rated[6]	2	4

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31,
2009 and July 31, 2008, the market value of these securities was $864,063 representing 1% and $2,300,385 representing
2%, respectively, of the Fund’s long-term investments.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

5

Fund Summary as of January 31, 2009 BlackRock MuniYield California Fund, Inc.

Investment Objective

BlackRock MuniYield California Fund, Inc. (MYC) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal and California income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-
term municipal obligations, the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal and California income taxes.

Performance

For the six months ended January 31, 2009, the Fund returned (15.81)% based on market price and (4.00)% based on NAV. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of (18.01)% on a market price basis and (11.97)% on a
NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. A neutral duration posture and a relatively high cash equivalent reserve pro-
vided some cushion to the Fund’s NAV, limiting the volatility stemming from rising tax-exempt long-term investment rates. The Fund also benefited from a marginal degree of credit spread tightening. Management’s strategy is to pursue a balanced approach to returns by improving current yield and committing cash reserves opportunistically. Credit fundamentals warrant close monitoring in the current weak economic environment, and management will improve quality as opportunities arise.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on New York Stock Exchange					MYC
	Initial Offering Date				February 28, 1992
	Yield on Closing Market Price as of January 31, 2009 ($10.66)[1]					6.19%
	Tax Equivalent Yield[2]					9.52%
	Current Monthly Distribution per Common Share[3]					$0.055
	Current Annualized Distribution per Common Share[3]					$0.660
	Leverage as of January 31, 2009[4]					41%

	[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past
	performance does not guarantee future results.
	[2] Tax equivalent yield assumes the maximum federal tax rate of 35%.
	[3] The distribution is not constant and is subject to change.
	[4] Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund (including any assets
	attributable to Preferred Shares and TOBs) minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund,
	please see The Benefits and Risks of Leveraging on page 9.
The table below summarizes the changes in the Fund’s market price and net asset value per share:

		1/31/09	7/31/08	Change	High	Low
	Market Price	$10.66	$13.07	(18.44)%	$13.41	$ 7.07
	Net Asset Value	$12.75	$13.71	(7.00)%	$14.06	$10.31

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations			Credit Quality Allocations[5]

	1/31/09	7/31/08		1/31/09	7/31/08
County/City/Special District/			AAA/Aaa	37%	43%
School District	39%	36%	AA/Aa	44	39
Education	15	17	A/A	14	14
Utilities — Electric & Gas	10	8	BBB/Baa	5	4
Utilities — Water & Sewer	10	7
Hospitals/Healthcare	8	11
Transportation	6	6	[5] Using the higher of S&P’s or Moody’s ratings.
Utilities — Irrigation, Resource
Recovery, Solid Waste & Other	4	3
State	3	5
IDA/PCR/Resource Recovery	2	2
Lease Obligations	2	3
Housing	1	2

6 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Fund Summary as of January 31, 2009 BlackRock MuniYield Investment Fund

Investment Objective

BlackRock MuniYield Investment Fund (MYF) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term municipal obligations, the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal income taxes and which enables shares of the
Fund to be exempt from Florida intangible personal property taxes.

Effective September 16, 2008, BlackRock MuniYield Florida Fund was renamed BlackRock MuniYield Investment Fund.

Performance

For the six months ended January 31, 2009, the Fund returned (9.77)% based on market price and (8.03)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (12.07)% on a market price basis and (12.78)% on a
NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Sector allocation played an important role in determining how the Fund performed during the reporting period. The Fund’s significant overweight in pre-refunded bonds in the one- to five-year maturity range aided comparative results, as the yield curve steepened and short- and intermediate-maturity issues outperformed. Overweighted holdings in the education and transportation sectors also enhanced the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on New York Stock Exchange	MYF
	Initial Offering Date	February 28, 1992
	Yield on Closing Market Price as of January 31, 2009 ($10.37)[1]	6.71%
	Tax Equivalent Yield[2]	10.32%
	Current Monthly Distribution per Common Share[3]	$0.058
	Current Annualized Distribution per Common Share[3]	$0.696
	Leverage as of January 31, 2009[4]	40%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to Preferred Shares and TOBs) minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.
The table below summarizes the changes in the Fund’s market price and net asset value per share:

	1/31/09	7/31/08	Change	High	Low
Market Price	$10.37	$11.91	(12.93)%	$12.17	$ 6.74
Net Asset Value	$12.06	$13.59	(11.26)%	$13.87	$10.49

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations			Credit Quality Allocations[5]
	1/31/09	7/31/08		1/31/09	7/31/08
Transportation	26%	24%	AAA/Aaa	27%	34%
County/City/Special District/			AA/Aa	35	34
School District	17	16	A/A	28	16
Hospitals/Healthcare	16	20	BBB/Baa	6	8
Education	10	7	Not Rated[6]	4	8
IDA/PCR/Resource Recovery	10	11
			[5] Using the higher of S&P’s or Moody’s ratings.
Utilities — Electric & Gas	6	2
Housing	4	4	[6] The investment advisor has deemed certain of these non-rated
Utilities — Water & Sewer	3	5	securities to be of investment grade quality. As of January 31,
Lease Obligations/Certificates			2009 and July 31, 2008, the market value of these securities was
			$4,162,015 representing 2% and $13,599,832 representing 5%,
of Participation	3	3
			respectively, of the Fund’s long-term investments.
Special Tax	2	2
Utilities — Irrigation, Resource
Recovery, Solid Waste & Other	2	4
State	1	2

SEMI-ANNUAL REPORT

JANUARY 31, 2009

7

Fund Summary as of January 31, 2009 BlackRock MuniYield New Jersey Fund, Inc.

Investment Objective

BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal and New Jersey income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, investment grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income tax and New Jersey personal income taxes.

Performance

For the six months ended January 31, 2009, the Fund returned (10.64)% based on market price and (4.59)% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of (11.15)% on a market price basis and (9.23)% on a
NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Sector allocation played an important role in determining how the Fund per-
formed during the reporting period. Enhancing the performance of the Fund were its overweighted holdings in education, tax-backed and utility bonds.
As the economic downturn continued, these essential service sectors significantly outperformed all spread products.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

	Symbol on New York Stock Exchange					MYJ
	Initial Offering Date					May 1, 1992
	Yield on Closing Market Price as of January 31, 2009 ($11.72)[1]					5.94%
	Tax Equivalent Yield[2]					9.14%
	Current Monthly Distribution per Common Share[3]					$0.058
	Current Annualized Distribution per Common Share[3]					$0.696
	Leverage as of January 31, 2009[4]					37%

	[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past
	performance does not guarantee future results.
	[2] Tax equivalent yield assumes the maximum federal tax rate of 35%.
	[3] The distribution is not constant and is subject to change.
	[4] Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund (including any assets
	attributable to Preferred Shares and TOBs) minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund,
	please see The Benefits and Risks of Leveraging on page 9.
The table below summarizes the changes in the Fund’s market price and net asset value per share:

		1/31/09	7/31/08	Change	High	Low
	Market Price	$11.72	$13.52	(13.31)%	$14.00	$ 8.15
	Net Asset Value	$13.29	$14.36	(7.45)%	$14.68	$11.62

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations			Credit Quality Allocations[5]

	1/31/09	7/31/08		1/31/09	7/31/08
Transportation	20%	19%	AAA/Aaa	27%	29%
IDA/PCR/Resource Recovery	18	19	AA/Aa	34	38
Education	14	14	A/A	28	19
Hospitals/Healthcare	13	14	BBB/Baa	8	11
Housing	10	9	Not Rated[6]	3	3
State	9	8
			[5] Using the higher of S&P’s or Moody’s ratings.
County/City/Special District/
			[6] The investment advisor has deemed certain of these non-rated
School District	8	9
			securities to be of investment grade quality. As of January 31,
Utilities — Water & Sewer	4	4	2009 and July 31, 2008, the market value of these securities was
Utilities — Electric & Gas	2	2	$5,664,698 representing 2% and $11,259,091 representing 2%,
Lease Obligations/Certificates			respectively, of the Fund's long-term investments.
of Participation	2	1
Escrowed Bond	—	1

8 SEMI-ANNUAL REPORT

JANUARY 31, 2009

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of its Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, certain Funds issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio invest-
ments. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s Common Shareholders will benefit from the incremental yield.

To illustrate these concepts, assume a Fund’s Common Shares capital-
ization is $100 million and it issues Preferred Shares for an additional
$50 million, creating a total value of $150 million available for invest-
ment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates.
At the same time, the Fund’s total portfolio of $150 million earns the income based on long-term interest rates. In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the Fund’s long-term investments, and therefore the Common
Shareholders are the beneficiaries of the incremental yield.

Conversely, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Fund pays dividends on the higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates. If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares will be reduced or eliminated completely.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Fund’s Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influ-
ence the Fund’s NAV positively or negatively in addition to the impact on
Fund performance from leverage from Preferred Shares discussed above.
Certain Funds may also, from time to time, leverage its assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will pro-
vide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates similar to those associated with Preferred
Shares issued by the Funds, as described above. Additionally, fluctua-
tions in the market value of municipal bonds deposited into the TOB trust may adversely affect the Funds’ NAV per share.

The use of leverage may enhance opportunities for increased returns to the Funds and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in a Funds’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securi-
ties purchased is not sufficient to cover the cost of leverage, the Funds’
net income will be less than if leverage had not been used, and there-
fore the amount available for distribution to shareholders will be reduced. The Funds may be required to sell portfolio securities at in-
opportune times or below fair market values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Funds’ ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by a Fund. The Funds will incur expenses in con-
nection with the use of leverage, all of which are borne by the holders of the Common Shares and may reduce returns on the Common Shares.

Under the Investment Company Act of 1940, the Funds are permitted to issue Preferred Shares in an amount of up to 50% of its total managed assets at the time of issuance. Under normal circumstances, each Fund anticipates that the total economic leverage from Preferred Shares and
TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of January 31, 2009, the following Funds had economic leverage from Preferred Shares and TOBs as a percentage of their total managed assets as follows:

Percent of
Leverage
BlackRock Muni New York Intermediate Duration Fund, Inc	38%
BlackRock MuniYield Arizona Fund, Inc	44%
BlackRock MuniYield California Fund, Inc	41%
BlackRock MuniYield Investment Fund	40%
BlackRock MuniYield New Jersey Fund, Inc	37%

SEMI-ANNUAL REPORT

JANUARY 31, 2009

9

Schedule of Investments January 31, 2009 (Unaudited) BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
				(Percentages shown are based on Net Assets)
	Par				Par
Municipal Bonds	(000)	Value	Municipal Bonds		(000)	Value
New York — 124.3%			New York (continued)
County/City/Special District/School District — 19.3%			Hospitals/Healthcare — 14.1%
New York City, New York, City Transitional Finance			Dutchess County, New York, IDA, Civic Facility
Authority, Building Aid Revenue Bonds, Series S-1,			Revenue Bonds (Saint Francis Hospital), Series B,
5%, 7/15/24 (c)(d)	$ 1,000	$ 1,012,350	7.25%, 3/01/19	$ 410		$ 370,439
New York City, New York, GO:			Genesee County, New York, IDA Civic Facility Revenue
Series A-1, 4.75%, 8/15/25	1,000	944,940	Refunding Bonds (United Memorial Medical Center
Series J, 5.25%, 5/15/18 (d)	1,500	1,606,995	Project), 4.75%, 12/01/14		390	342,705
Series J, 5.50%, 6/01/13 (e)	2,710	3,185,442	New York State Dormitory Authority, Non-State
Series J, 5.50%, 6/01/21	290	302,195	Supported Debt, Revenue Refunding Bonds:
Sub-Series F-1, 5%, 9/01/22 (f)	1,000	1,011,700	(Mount Sinai-NYU Medical Center Health System),
New York City, New York, City Transitional Finance			Series A, 6.50%, 7/01/10 (e)		330	360,202
Authority, Building Aid Revenue Bonds, Series S-1,			(Mount Sinai-NYU Medical Center Health System),
5%, 1/15/23	575	587,615	Series A, 6.625%, 7/01/18		340	347,762
New York City, New York, Trust for Cultural Resources			(New York University Hospital Center), Series A,
Revenue Bonds (Museum of American Folk Art),			5%, 7/01/16		1,130	868,529
6.125%, 7/01/30 (a)	500	356,815	New York State Dormitory Authority Revenue Bonds
New York State Dormitory Authority, Non-State			(North Shore-Long Island Jewish Health System)
Supported Debt Revenue Bonds (New York University			5%, 5/01/13		1,500	1,611,675
Hospitals Center), Series B, 5.25%, 7/01/24	500	328,250	New York State Dormitory Authority, Revenue Refunding
New York State Dormitory Authority, Non-State			Bonds (Lenox Hill Hospital Obligation Group),
Supported Debt, Lease Revenue Bonds (Municipal			5.75%, 7/01/17		1,305	1,118,881
Health Facilities Improvement Program),			Saratoga County, New York, IDA, Civic Facility Revenue
Sub-Series 2-4, 5%, 1/15/27	600	583,356	Bonds (The Saratoga Hospital Project) Series B,
		9,919,658	5%, 12/01/22		500	437,165
			Saratoga County, New York, IDA, Civic Facility Revenue
Education — 10.0%			Refunding Bonds (The Saratoga Hospital Project),
Albany, New York, IDA, Civic Facility Revenue Refunding			Series A (g):
Bonds (Albany College of Pharmacy Project),			4.375%, 12/01/13		365	358,233
Series A, 5.25%, 12/01/19	760	625,716	4.50%, 12/01/14		380	370,929
Cattaraugus County, New York, IDA, Civic Facility			4.50%, 12/01/15		395	379,457
Revenue Bonds (Saint Bonaventure University			Suffolk County, New York, IDA, Continuing Care and
Project), Series A:			Retirement, Revenue Refunding Bonds (Jeffersons
4.90%, 5/01/16	695	614,317	Ferry Project), 4.625%, 11/01/16		800	668,824
5%, 5/01/23	500	367,560
New York City, New York, IDA, Civic Facility Revenue						7,234,801
Refunding Bonds (Polytechnic University),			Housing — 12.3%
4.70%, 11/01/22 (a)	1,000	785,410	New York City, New York, City Housing Development
New York State Dormitory Authority Revenue Bonds			Corporation, M/F Housing Revenue Bonds, AMT,
(Winthrop S. Nassau University), 5.50%, 7/01/11	1,735	1,766,317	Series J-2, 4.75%, 11/01/27		1,000	851,310
Schenectady, New York, IDA, Civic Facility Revenue			New York City, New York, City Housing Development
Refunding Bonds (Union College Project),			Corporation, Presidential Revenue Bonds (The Animal
5%, 7/01/26	1,000	983,970	Medical Center), Series A, 5.50%, 12/01/33		1,615	1,537,254
		5,143,290	New York State Mortgage Agency, Homeowner Mortgage
			Revenue Bonds, AMT:
			Series 130, 4.75%, 10/01/30		2,500	2,082,550
			Series 143, 4.85%, 10/01/27		500	437,435
			New York State Mortgage Agency, Homeowner Mortgage
			Revenue Refunding Bonds, AMT:
			Series 133, 4.95%, 10/01/21		1,000	985,140
			Series 140, 4.65%, 10/01/26		500	432,440
						6,326,129

Portfolio Abbreviations

To simplify the listings of portfolio holdings in each	AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
Fund’s Schedule of Investments, the names and	CABS	Capital Appreciation Bonds	IDR	Industrial Development Revenue Bonds
descriptions of many of the securities have been	COP	Certificates of Participation	M/F	Multi Family
abbreviated according to the list on the right.	EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds
	EDR	Economic Development Revenue Bonds	PILOT	Payment in lieu of taxes
	GO	General Obligation Bonds	S/F	Single-Family
	HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes
See Notes to Financial Statements.

10 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Schedule of Investments (continued)			BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

New York (continued)			New York (concluded)
IDA/PCR/Resource Recovery — 19.8%			State (concluded)
Dutchess County, New York, IDA, Civic Facility Revenue			New York State Urban Development Corporation,
Refunding Bonds (Bard College), Series A-1,			Personal Income Tax Revenue Bonds, Series A-1,
5%, 8/01/22	$ 750	$ 734,153	5%, 3/15/24 (c)(d)	$ 485	$ 493,875
Erie County, New York, IDA, Life Care Community			New York State Urban Development Corporation,
Revenue Bonds (Episcopal Church Home), Series A,			Service Contract Revenue Refunding Bonds,
5.875%, 2/01/18	1,850	1,557,256	Series B, 5%, 1/01/21	1,500	1,559,355
New York City, New York, City IDA, Civic Facility Revenue					13,657,155
Bonds (PSCH Inc. Project), 6.20%, 7/01/20	1,415	1,142,414
New York City, New York, City IDA, PILOT Revenue			Tobacco — 2.0%
Bonds (Queens Baseball Stadium Project),			Tobacco Settlement Financing Corporation of New
5%, 1/01/31 (h)	2,000	1,627,880	York Revenue Bonds, Series C-1, 5.50%, 6/01/22	1,000	1,018,030
New York City, New York, City IDA, Special Facility			Transportation — 8.7%
Revenue Bonds:			Metropolitan Transportation Authority, New York,
(1990 American Airlines Inc. Project),			Revenue Bonds, Series B, 5.25%, 11/15/19 (d)	860	972,187
AMT, 5.40%, 7/01/20	1,500	600,870	Metropolitan Transportation Authority, New
(British Airways Plc Project), AMT,			York, Revenue Refunding Bonds, Series A,
7.625%, 12/01/32	1,000	673,150	5%, 11/15/25 (c)(d)	3,500	3,487,925
(Continental Airlines Inc. Project), AMT,					4,460,112
8.375%, 11/01/16	1,000	730,110
			Utilities — Electric & Gas — 10.8%
New York City, New York, City IDA, Special Facility
			Long Island Power Authority, New York, Electric
Revenue Refunding Bonds (Terminal One Group
			System Revenue Refunding Bonds, Series D,
Association Project), AMT, 5.50%, 1/01/24	1,000	850,890
			5%, 9/01/25 (d)	4,000	3,885,680
Tompkins County, New York, IDA, Care Community
			New York State Energy Research and Development
Revenue Refunding Bonds (Kendal at Ithaca),
			Authority, Gas Facilities Revenue Refunding Bonds
Series A-2:
			(Brooklyn Union Gas Company/Keyspan), AMT,
5.75%, 7/01/18	250	250,022
			Series A, 4.70%, 2/01/24 (c)	2,000	1,702,040
6%, 7/01/24	1,000	936,920
Westchester County, New York, IDA, Civic Facility					5,587,720
Revenue Bonds (Special Needs Facilities Pooled			Utilities — Irrigation, Resource Recovery, Solid Waste
Program), Series D-1, 6.80%, 7/01/19	515	426,451	& Other — 0.8%
Yonkers, New York, IDA, Revenue Bonds (Sacred			Long Island Power Authority, New York, Electric System
Heart Associates, LP Project), AMT, Series A,			Revenue Refunding Bonds, Series A, 5.50%, 4/01/24	375	386,160
4.80%, 10/01/26	750	644,655	Total Municipal Bonds in New York		63,907,826
		10,174,771
State — 26.5%			Guam — 3.4%
New York City, New York, GO, Series D1,
5.125%, 12/01/23	1,500	1,525,155	Transportation — 1.8%
New York City, New York, IDA, Civic Facility Revenue			A.B. Won Guam International Airport Authority,
Bonds (Lycee Francais de New York Project),			General Revenue Refunding Bonds, AMT, Series C,
Series A, 5.50%, 6/01/15 (a)	500	480,125	5.25%, 10/01/22 (d)	1,000	899,960

New York State Dormitory Authority, Revenue Refunding			Utilities — Water & Sewer — 1.6%
Bonds (State University Educational Facilities),			Guam Government Waterworks Authority, Water and
Series A, 5.50%, 5/15/13	1,000	1,103,470	Wastewater System, Revenue Refunding Bonds,
New York State Dormitory Authority, State Personal			6%, 7/01/25	1,000	811,050
Income Tax Revenue Bonds (Education), Series F,			Total Municipal Bonds in Guam		1,711,010
5%, 3/15/30	1,790	1,753,305
New York State Dormitory Authority, Supported Debt
Revenue Refunding Bonds (Department of Health),			Puerto Rico — 12.4%
Series A, 5%, 7/01/25 (b)	1,500	1,430,430	County/City/Special District/School District — 1.7%
New York State Municipal Bond Bank Agency,			Puerto Rico Municipal Finance Agency, GO, Series A,
Special School Purpose Revenue Bonds, Series C,			5.25%, 8/01/25	1,000	878,290
5.25%, 12/01/18	2,000	2,164,680
New York State Thruway Authority, Second General			Housing — 3.8%
			Puerto Rico Housing Financing Authority, Capital
Highway and Bridge Trust Fund Revenue Bonds,
			Funding Program, Subordinate Revenue Refunding
Series A, 5%, 4/01/22 (h)	1,000	1,036,180
			Bonds, 5.125%, 12/01/27	2,000	1,963,140
New York State Urban Development Corporation
Revenue Bonds, Subordinate Lien, Corporation
Purpose, Series A, 5.125%, 7/01/19	2,000	2,110,580

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

11

Schedule of Investments (continued) BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Puerto Rico (concluded)
IDA/PCR/Resource Recovery — 0.8%
Puerto Rico Industrial, Tourist, Educational, Medical
and Environmental Control Facilities Revenue
Bonds (University Plaza Project), Series A,
5%, 7/01/33 (d)	$ 500	$ 403,585
Lease Obligations — 0.9%
Puerto Rico Public Buildings Authority, Government
Facilities Revenue Refunding Bonds, Series M-3,
6%, 7/01/28 (d)(i)	500	467,910
State — 1.5%
Puerto Rico Commonwealth, Public Improvement, GO,
Series A, 5.25%, 7/01/16 (e)	615	748,855
Transportation — 3.7%
Puerto Rico Commonwealth Highway and Transportation
Authority, Subordinate Transportation Revenue Bonds,
5.75%, 7/01/21 (c)	2,000	1,922,720
Total Municipal Bonds in Puerto Rico		6,384,500

U.S. Virgin Islands — 2.9%
County/City/Special District/School District — 2.2%
Virgin Islands Public Finance Authority, Refinery
Facilities Revenue Bonds (Hovensa Refinery), AMT,
4.70%, 7/01/22	500	311,180
Virgin Islands Public Finance Authority, Senior Lien
Revenue Bonds (Matching Fund Loan Note), Series A,
5.25%, 10/01/24	1,000	825,830
		1,137,010
IDA/PCR/Resource Recovery — 0.7%
Virgin Islands Government Refinery Facilities, Revenue
Refunding Bonds (Hovensa Coker Project), AMT,
6.50%, 7/01/21	500	384,675
Total Municipal Bonds in the U.S. Virgin Islands		1,521,685
Total Municipal Bonds — 143.0%		73,525,021
Municipal Bonds Transferred to
Tender Option Bond Trusts (j)
Education — 3.7%
Erie County, New York, IDA, School Facility Revenue
Bonds (City of Buffalo Project), 5.75%, 5/01/24 (k)	1,839	1,888,836
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 3.7%		1,888,836
Total Long-Term Investments
(Cost — $81,231,290) — 146.7%		75,413,857

Short-Term Securities		Shares	Value
Money Market Funds — 11.9
CMA New York Municipal Money Fund, 0.11% (l)(m)		6,136,489	$ 6,136,489
Total Short-Term Securities
(Cost — $6,136,489) — 11.9%			6,136,489
Total Investments (Cost — $(87,367,779*) — 158.6%			81,550,346
Other Assets Less Liabilities — 1.7%			894,801
Preferred Shares, at Redemption Value — (57.6)%			(29,634,630)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (2.7)%			(1,387,032)
Net Assets Applicable to Common Shares — 100.0%			$ 51,423,485

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2009, as computed for federal income tax purposes, were as follows:
	Aggregate cost		$ 85,899,079
	Gross unrealized appreciation		$ 1,087,367
	Gross unrealized depreciation		(6,815,201)
	Net unrealized depreciation		$ (5,727,834)

(a)	ACA Insured.
(b)	CIFG Insured.
(c)	FGIC Insured.
(d)	MBIA Insured.
(e)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	XL Capital Insured.
(g)	Radian Insured.
(h)	AMBAC Insured.
(i)	Commonwealth Guaranteed.
(j)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the
Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(k)	FSA Insured.
(l)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
	Affiliate	Activity	Income
	CMA New York Municipal Money Fund	4,617,130	$17,055
(m) Represents the current yield as of report date.

See Notes to Financial Statements. 12 SEMI-ANNUAL REPORT JANUARY 31, 2009

Schedule of Investments (concluded) BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

•Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a frame-
work for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund's own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 6,136,489
Level 2	75,413,857
Level 3	—
Total	$ 81,550,346

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

13

Schedule of Investments January 31, 2009 (Unaudited)				BlackRock MuniYield Arizona Fund, Inc. (MZA)
				(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Arizona — 141.7%			Arizona (continued)
County/City/Special District/School District — 44.2%			Education (concluded)
Arizona School Facilities Board, COP, 5.75%, 9/01/22	$ 2,000	$ 2,166,900	Pima County, Arizona, IDA, Education Revenue Bonds:
Downtown Phoenix Hotel Corporation, Arizona, Revenue			(American Charter Schools Foundation), Series A,
Bonds (c):			5.625%, 7/01/38	$ 500	$ 320,490
Senior Series A, 5%, 7/01/36	1,500	934,395	(Arizona Charter Schools Project), Series C,
Sub-Series B, 5%, 7/01/36 (d)	1,500	1,066,305	6.70%, 7/01/21	730	633,041
Gila County, Arizona, Unified School District Number 10			(Arizona Charter Schools Project), Series C,
(Payson), GO (School Improvement Project of 2006),			6.75%, 7/01/31	985	750,383
Series A, 1%, 7/01/27 (a)(b)	1,000	942,720	Pima County, Arizona, IDA, Education Revenue
Gladden Farms Community Facilities District, Arizona,			Refunding Bonds:
GO, 5.50%, 7/15/31	750	431,595	(Arizona Charter Schools Project), Series O,
Greater Arizona Development Authority, Infrastructure			5%, 7/01/26	1,000	650,740
Revenue Bonds (Santa Cruz County Jail), Series 2,			(Arizona Charter Schools Project II), Series A,
5.25%, 8/01/31	1,000	951,850	6.75%, 7/01/21	575	500,854
Greater Arizona Development Authority, Infrastructure			University of Arizona, COP, Refunding, Series A,
Revenue Bonds, Series B, 5%, 8/01/30 (d)	1,800	1,691,640	5.125%, 6/01/29 (a)	1,105	1,105,685
Maricopa County, Arizona, School District			University of Arizona, COP, Series B, 5%, 6/01/28 (a)	1,750	1,737,033
Number 3, GO, Refunding (Tempe Elementary),					12,015,378
7.50%, 7/01/10 (c)(d)	500	539,695
Maricopa County, Arizona, School District			Hospitals/Healthcare — 22.0%
Number 11, GO (Peoria Unified), Second Series,			Arizona Health Facilities Authority Revenue Bonds:
5%, 7/01/25 (c)(d)	630	638,952	(Banner Health), Series D, 5.50%, 1/01/38	1,000	874,970
Maricopa County, Arizona, School District Number 89,			(Catholic Healthcare West), Series A,
School Improvement, GO (Dysart Unified), Series C,			6.625%, 7/01/20	1,435	1,552,570
6%, 7/01/28	1,000	1,046,800	Arizona Health Facilities Authority, Revenue Refunding
Maricopa County, Arizona, School District Number 90,			Bonds (Banner Health), Series D, 6%, 1/01/30	1,500	1,459,875
School Improvement, GO (Saddle Mountain Unified),			Maricopa County, Arizona, IDA, Health Facilities Revenue
Series A, 5%, 7/01/14	150	156,744	Refunding Bonds (Catholic Healthcare West Project),
Phoenix, Arizona, Civic Improvement Corporation, Excise			Series A, 5.50%, 7/01/26	1,850	1,665,795
Tax Revenue Bonds (Civic Plaza Expansion Project),			Maricopa County, Arizona, IDA, Hospital Facility Revenue
Sub-Series A, 5%, 7/01/35 (c)(d)	3,325	3,206,796	Refunding Bonds (Samaritan Health Services),
Pima County, Arizona, Unified School District Number 1			Series A, 7%, 12/01/16 (d)(f)	1,000	1,275,140
(Tucson), GO, Refunding, 7.50%, 7/01/09 (c)(d)	2,050	2,101,209	Mesa, Arizona, IDA Revenue Bonds (Discovery Health
Pinal County, Arizona, COP:			Systems), Series A, 5.625%, 1/01/10 (d)(g)	1,000	1,053,080
5%, 12/01/26	1,250	1,102,912	Scottsdale, Arizona, IDA, Hospital Revenue Refunding
5%, 12/01/29	1,250	1,053,837	Bonds (Scottsdale Healthcare), Series A,
Queen Creek Improvement District Number 001,			5.25%, 9/01/30	1,000	823,860
Arizona, Special Assessment Bonds, 5%, 1/01/32	2,000	1,205,580	Tucson, Arizona, IDA, Senior Living Facilities Revenue
Vistancia Community Facilities District, Arizona, GO,			Bonds (Christian Care Tucson Inc. Project), Series A,
5.75%, 7/15/24	750	612,668	6.125%, 7/01/10 (g)(k)	1,000	1,086,080
Vistancia Community Facilities District, Arizona, GO,			Yavapai County, Arizona, IDA, Hospital Facility Revenue
6.75%, 7/15/22	1,275	1,180,561	Bonds (Yavapai Regional Medical Center), Series A,
Yuma County, Arizona, Library District, GO,			6%, 8/01/33	1,900	1,434,139
5%, 7/01/26 (e)	1,565	1,532,871			11,225,509
		22,564,030	Housing — 19.7%
Education — 23.7%			Maricopa County and Phoenix, Arizona, IDA,
Arizona Board of Regents Revenue Bonds (Arizona			S/F Mortgage Revenue Bonds, AMT, Series A-2,
State University System), Series C:			5.80%, 7/01/40 (h)(i)(j)	985	972,766
6%, 7/01/25	620	687,971	Maricopa County and Phoenix, Arizona, IDA,
6%, 7/01/26	350	385,553	S/F Mortgage Revenue Refunding Bonds, AMT,
6%, 7/01/27	425	464,950	Series A-1, 5.75%, 5/01/40 (h)(i)(j)	1,380	1,358,099
6%, 7/01/28	300	326,061	Maricopa County, Arizona, IDA, S/F Mortgage Revenue
Arizona Student Loan Acquisition Authority, Student			Bonds, AMT, Series 3-B, 5.25%, 8/01/38 (h)(i)(j)	1,757	1,629,285
Loan Revenue Refunding Bonds, AMT:			Phoenix and Pima County, Arizona, IDA,
Junior Subordinated Series B-1, 6.15%, 5/01/29	3,285	2,987,313	S/F Mortgage Revenue Bonds, AMT, Series 1A,
Senior-Series A-1, 5.90%, 5/01/24	850	790,916	5.65%, 7/01/39 (i)(j)	844	815,578
Maricopa County, Arizona, IDA, Education Revenue
Bonds (Arizona Charter Schools Project 1), Series A,
6.625%, 7/01/20	900	674,388

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT JANUARY 31, 2009

Schedule of Investments (continued)			BlackRock MuniYield Arizona Fund, Inc. (MZA)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Arizona (continued)			Arizona (concluded)
Housing (concluded)			Utilities — Water & Sewer (concluded)
Phoenix and Pima County, Arizona, IDA, S/F Mortgage			Surprise Municipal Property Corporation, Arizona,
Revenue Refunding Bonds, AMT, Series 2007-1,			Wastewater Development Impact Fee Revenue Bonds,
5.25%, 8/01/38 (h)(i)(j)	$ 1,775	$ 1,678,153	4.90%, 4/01/32	$ 1,250	$ 864,063
Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds,					6,723,588
AMT, Series 2007-2, 5.50%, 8/01/38 (h)(i)(j)	1,801	1,789,780
Tucson and Pima County, Arizona, IDA, S/F Mortgage			Total Municipal Bonds in Arizona		72,308,476
Revenue Refunding Bonds, AMT, Series B,
5.35%, 6/01/47 (h)(i)(j)	1,000	929,250	Guam — 1.5%
Tucson, Arizona, IDA, Joint S/F Mortgage
Revenue Refunding Bonds, AMT, Series A-1,			Utilities — Water & Sewer — 1.5%
5.10%, 7/01/38 (h)(i)(j)	980	892,143	Guam Government Waterworks Authority, Water and
		10,065,054	Wastewater System, Revenue Refunding Bonds,
			5.875%, 7/01/35	1,000	750,310
IDA/PCR/Resource Recovery — 0.7%
Pinal County, Arizona, IDA, Wastewater Revenue Bonds			Total Municipal Bonds in Guam		750,310
(San Manuel Facilities Project), AMT, 6.25%, 6/01/26	500	369,860
State — 5.7%			Puerto Rico — 20.5%
Arizona State Transportation Board, Highway Revenue
Bonds, Series B, 5%, 7/01/30	2,000	2,005,880	County/City/Special District/School District — 6.6%
Arizona Tourism and Sports Authority, Tax Revenue Bonds			Puerto Rico Public Buildings Authority, Government
(Baseball Training Facilities Project), 5%, 7/01/16	1,000	940,770	Facilities Revenue Bonds, Series I,
			5.25%, 7/01/33 (l)	1,965	1,637,002
		2,946,650	Puerto Rico Public Buildings Authority, Government
Transportation — 2.8%			Facilities Revenue Refunding Bonds (l):
Phoenix, Arizona, Civic Improvement Corporation,			Series M-3, 6%, 7/01/28 (d)	900	842,238
Senior Lien Airport Revenue Bonds, AMT:			Series N, 5.50%, 7/01/27	1,000	890,500
Series A, 5%, 7/01/33	1,000	935,760			3,369,740
Series B, 5.25%, 7/01/32 (c)(d)	600	491,160
			State — 2.8%
		1,426,920	Puerto Rico Commonwealth, GO, Series A, 6%, 7/01/38	900	822,654
Utilities — Electric & Gas — 8.4%			Puerto Rico Commonwealth, Public Improvement, GO,
Salt River Project, Arizona, Agriculture Improvement			Series A, 5.125%, 7/01/31	750	617,640
and Power District, Electric System Revenue Bonds,					1,440,294
Series A, 5%, 1/01/24	1,000	1,041,590
Salt River Project, Arizona, Agriculture Improvement and			Transportation — 1.7%
Power District, Electric System Revenue Refunding			Puerto Rico Commonwealth Highway and Transportation
Bonds, Series A, 5%, 1/01/35	1,500	1,476,375	Authority, Highway Revenue Refunding Bonds,
Salt Verde Financial Corporation, Arizona, Senior Gas			Series CC, 5.50%, 7/01/31	1,000	859,640
Revenue Bonds, 5%, 12/01/37	2,750	1,784,392	Utilities — Electric & Gas — 5.8%
		4,302,357	Puerto Rico Electric Power Authority, Power
			Revenue Bonds:
Utilities — Irrigation, Resource Recovery, Solid Waste			Series TT, 5%, 7/01/37	1,000	778,940
& Other — 1.3%			Series WW, 5.375%, 7/01/24	1,000	896,800
Yavapai County, Arizona, IDA, Solid Waste Disposal			Puerto Rico Industrial, Tourist, Educational, Medical
Revenue Bonds (Waste Management Inc. Project),			and Environmental Control Facilities Revenue Bonds
AMT, Series A-1, 4.90%, 3/01/28	1,000	669,130	(Cogeneration Facility-AES Puerto Rico Project), AMT,
Utilities — Water & Sewer — 13.2%			6.625%, 6/01/26	1,500	1,283,325
Gilbert, Arizona, Water Resource Municipal Property					2,959,065
Corporation, Water System Development Fee
and Utility Revenue Bonds, Subordinated Lien,			Utilities — Water & Sewer — 3.6%
5%, 10/01/29 (d)	1,000	948,090	Puerto Rico Commonwealth Aqueduct and Sewer
Phoenix, Arizona, Civic Improvement Corporation,			Authority, Senior Lien Revenue Bonds, Series A,
Wastewater System Revenue Refunding Bonds,			6%, 7/01/44 (k)	2,180	1,868,173
Senior Lien, 5.50%, 7/01/22	2,000	2,199,660	Total Municipal Bonds in Puerto Rico		10,496,912
Phoenix, Arizona, Civic Improvement Corporation, Water			Total Long-Term Investments
System Revenue Refunding Bonds, Junior Lien,			(Cost — $93,284,999) — 163.7%		83,555,698
5.50%, 7/01/20 (c)(d)	2,500	2,711,775

See Notes to Financial Statements. SEMI-ANNUAL REPORT JANUARY 31, 2009 15

Schedule of Investments (concluded) BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Short-Term Securities		Shares
Money Market Funds — 13.9%
CMA Arizona Municipal Money Fund, 0.04% (m)(n)		7,086,121	$ 7,086,121
Total Short-Term Securities
(Cost — $7,086,121) — 13.9%			7,086,121
Total Investments (Cost — $100,371,120*) — 177.6%			90,641,819
Other Assets Less Liabilities — 1.4%			695,216
Preferred Shares, at Redemption Value — (79.0)%			(40,306,177)
Net Assets Applicable to Common Shares — 100.0%			$ 51,030,858

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2009, as computed for federal income tax purposes, were as follows:
	Aggregate cost		$ 100,315,771
	Gross unrealized appreciation		$ 1,410,878
	Gross unrealized depreciation		(11,084,830)
	Net unrealized depreciation		$ (9,673,952)

(a)	AMBAC Insured.
(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.
(c)	FGIC Insured.
(d)	MBIA Insured.
(e)	XL Capital Insured.
(f)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(g)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	FHLMC Collateralized.
(i)	FNMA Collateralized.
(j)	GNMA Collateralized.
(k)	Radian Insured.
(l)	Commonwealth Guaranteed.
(m) Represents the current yield as of report date.

(n)	Investments in companies considered to be an affiliate of the Fund during the
	period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
	were as follows:

		Net
	Affiliate	Activity	Income
	CMA Arizona Municipal Money Fund	3,912,775	$15,840

•Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a frame-
work for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an in-
dication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 7,086,121
Level 2	83,555,698
Level 3	—
Total	$ 90,641,819

See Notes to Financial Statements. 16 SEMI-ANNUAL REPORT JANUARY 31, 2009

Schedule of Investments January 31, 2009 (Unaudited)				BlackRock MuniYield California Fund, Inc. (MYC)
				(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
California — 113.6%			California (continued)
County/City/Special District/School District — 44.3%			County/City/Special District/School District (concluded)
Arcata, California, Joint Powers Financing Authority, Tax			Santa Clarita, California, Community College District,
Allocation Revenue Refunding Bonds (Community			GO (Election 2001), 5%, 8/01/28 (d)	$ 2,170	$ 2,172,387
Development Project Loan), Series A, 6%, 8/01/23 (f)	$ 2,630	$ 2,629,947	Santa Cruz County, California, Redevelopment Agency,
California Statewide Communities Development			Tax Allocation Bonds (Live Oak/Soquel Community
Authority, COP (John Muir/Mount Diablo Health			Improvement Project Area), Series A (o):
System), 5.125%, 8/15/22 (b)	5,250	5,181,802	6.625%, 9/01/29	1,000	999,810
Chino Basin, California, Desalter Authority, Revenue			7%, 9/01/36	500	504,045
Refunding Bonds, Series A, 5%, 6/01/35 (a)	5,280	4,866,418	Sequoia, California, Union High School District, GO,
Cucamonga, California, County Water District, COP,			Refunding, 5%, 7/01/28 (d)	2,500	2,490,675
5.125%, 9/01/35 (b)(e)	3,750	3,245,287	Shasta-Tehama-Trinity Joint Community College
El Monte, California, Unified School District, GO			District, California, GO (Election of 2002), Series B,
(Election of 2002), Series C, 5.25%, 6/01/32 (d)	10,120	9,906,063	5.25%, 8/01/24 (d)	1,675	1,748,600
Fontana Unified School District, California, GO, Series A,			Vacaville, California, Unified School District, GO
5.25%, 8/01/28 (d)	7,000	7,073,220	(Election of 2001), 5%, 8/01/30 (b)	4,745	4,459,351
Grant Joint Union High School District, California, GO			Ventura, California, Unified School District, GO (Election
(Election of 2006), 5%, 8/01/29 (d)	9,390	9,259,667	of 1997), Series H, 5.125%, 8/01/34 (d)	1,000	978,410
La Quinta, California, Financing Authority, Local Agency					120,299,105
Revenue Bonds, Series A, 5.125%, 9/01/34 (f)	6,020	5,126,512
Long Beach, California, Harbor Revenue Bonds, AMT,			Education — 5.7%
Series A, 5.25%, 5/15/23 (e)	5,195	4,794,102	California Infrastructure and Economic Development
Los Angeles, California, COP (Sonnenblick Del Rio West			Bank Revenue Bonds (J. David Gladstone Institute
Los Angeles), 6.20%, 11/01/31 (f)	2,000	2,020,380	Project), 5.50%, 10/01/22	4,990	5,029,072
Los Angeles County, California, Metropolitan			University of California Revenue Bonds:
Transportation Authority, Sales Tax Revenue Refunding			Series D, 5%, 5/15/32 (b)(e)	2,500	2,377,675
Bonds, Proposition A, First Tier Senior-Series A,			Series L, 5%, 5/15/36	8,500	8,128,890
5%, 7/01/27 (f)	3,780	3,790,130			15,535,637
Marin, California, Community College District, GO			Hospitals/Healthcare — 12.2%
(Election of 2004), Series A, 5%, 8/01/28 (b)	5,885	5,848,748	ABAG Finance Authority for Nonprofit Corporations,
Morgan Hill, California, Unified School District, GO,			California, Revenue Refunding Bonds (Redwood
5.047%, 8/01/26 (c)(e)(g)	7,570	3,403,396	Senior Homes and Services), 6%, 11/15/22	1,730	1,564,145
Mount Diablo, California, Unified School District, GO			California Health Facilities Financing Authority Revenue
(Election of 2002), 5%, 6/01/28 (b)	2,000	1,918,480	Bonds (Sutter Health), Series A, 5.25%, 11/15/46	10,000	8,454,700
Murrieta Valley, California, Unified School District, Public			California Statewide Communities Development
Financing Authority, Special Tax Revenue Bonds,			Authority, Health Facility Revenue Bonds (Memorial
Series A, 5.125%, 9/01/26 (a)	6,675	6,294,325	Health Services), Series A:
Oakland, California, Alameda County Unified School			6%, 10/01/23	3,270	3,309,273
District, GO (Election of 2000), 5%, 8/01/27 (b)	6,240	5,193,864	5.50%, 10/01/33	3,000	2,626,770
Pittsburg, California, Redevelopment Agency, Tax			California Statewide Communities Development
Allocation Refunding Bonds (Los Medanos Community			Authority Revenue Bonds (Catholic Healthcare West),
Development Project), Series A, 6.50%, 9/01/28	2,500	2,469,850	Series D, 5.50%, 7/01/31	5,000	4,397,800
Rancho Cucamonga, California, Redevelopment			California Statewide Communities Development
Agency, Tax Allocation Refunding Bonds (Rancho			Authority Revenue Bonds (Daughters of Charity
Redevelopment Project), 5.25%, 9/01/20 (d)	4,315	4,422,443	National Health System), Series A, 5.25%, 7/01/30	3,665	2,361,872
San Bernardino, California, Joint Powers Financing			California Statewide Communities Development
Authority, Lease Revenue Bonds (Department of			Authority, Revenue Refunding Bonds (Kaiser Hospital
Transportation Lease), Series A, 5.50%, 12/01/20 (b)	3,000	3,002,670	Asset Management, Inc.), Series C, 5.25%, 8/01/31	6,975	6,003,103
San Francisco, California, Bay Area Rapid Transit			California Statewide Communities Development
District, Sales Tax Revenue Refunding Bonds,			Authority, Revenue Refunding Bonds (Kaiser
Series A, 5%, 7/01/34 (b)	5,430	5,211,008	Permanente), Series A, 5%, 4/01/31	3,500	2,912,665
San Jose, California, Unified School District, Santa			Torrance, California, Hospital Revenue Refunding
Clara County, GO (Election of 2002), Series B,			Bonds (Torrance Memorial Medical Center), Series A,
5%, 8/01/29 (b)(e)	1,855	1,826,934	6%, 6/01/22	1,310	1,328,013
San Jose-Evergreen, California, Community College
District, Capital Appreciation, GO (Election of 2004),					32,958,341
Refunding, Series A, 5.117%, 9/01/23 (b)(c)	10,005	4,665,031	Housing — 2.0%
San Juan, California, Unified School District, GO			California Rural Home Mortgage Finance Authority,
(Election of 2002), 5%, 8/01/28 (b)	5,000	4,795,550	S/F Mortgage Revenue Bonds (Mortgage-Backed
			Securities Program), AMT:
			Series A, 5.40%, 12/01/36 (h)(i)(j)	1,840	1,719,443
			Series B, 6.15%, 6/01/20 (i)(j)	25	25,590
			Sub-Series FH-1, 5.50%, 8/01/47	415	370,960
See Notes to Financial Statements.

SEMI-ANNUAL REPORT JANUARY 31, 2009 17

Schedule of Investments (continued)			BlackRock MuniYield California Fund, Inc. (MYC)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

California (continued)			California (continued)
Housing (concluded)			Utilities — Irrigation, Resource Recovery, Solid Waste
Santa Clara County, California, Housing Authority,			& Other — (concluded)
M/F Housing Revenue Bonds (John Burns Gardens			California Pollution Control Financing Authority, Solid
Apartments Project), AMT, Series A, 6%, 8/01/41	$ 3,500	$ 3,383,660	Waste Disposal Revenue Bonds (Waste Management,
		5,499,653	Inc. Project), AMT, Series C, 6.75%, 12/01/27	$ 3,300	$ 3,278,913
			California State Public Works Board, Lease Revenue
IDA/PCR/Resource Recovery — 2.7%			Bonds (Department of Corrections), Series C,
California Pollution Control Financing Authority, Solid			5.50%, 6/01/23	5,000	5,034,600
Waste Disposal Revenue Bonds (Waste Management,			Chino Basin, California, Regional Financing Authority,
Inc. Project), AMT:			Revenue Refunding Bonds (Inland Empire Utility
Series A-2, 5.40%, 4/01/25	3,000	2,281,020	Agency), Series A, 5%, 11/01/33 (f)	2,015	1,843,886
Series C, 5.125%, 11/01/23	4,500	3,365,190	Los Angeles County, California, Sanitation Districts
California Pollution Control Financing Authority, Solid			Financing Authority, Revenue Refunding Bonds
Waste Disposal Revenue Refunding Bonds (Republic			(Capital Projects — District Number 14), Sub-Series B,
Services, Inc. Project), AMT, Series C, 5.25%, 6/01/23	2,000	1,656,040	5%, 10/01/30 (b)(e)	2,550	2,240,022
		7,302,250	South Bayside, California, Waste Management Authority,
State — 5.3%			Waste System Revenue Bonds, 5.75%, 3/01/20 (f)	2,265	2,316,325
California State Department of Water Resources, Power					16,949,400
Supply Revenue Refunding Bonds, Sub-Series F-5,			Utilities — Water & Sewer — 12.9%
5%, 5/01/22	11,475	11,943,295	California State Department of Water Resources, Water
California State, GO, 5.50%, 4/01/30	5	4,981	System Revenue Refunding Bonds (Central Valley
California State, GO, Refunding (Veterans), AMT,			Project), Series AE, 5%, 12/01/28	6,000	6,066,540
Series BJ, 5.70%, 12/01/32	2,785	2,387,831	California State Enterprise Authority, Sewer Facility
		14,336,107	Revenue Bonds (Anheuser-Busch Project), AMT,
Transportation — 6.6%			5.30%, 9/01/47	2,500	1,679,100
Port of Oakland, California, Revenue Refunding Bonds,			California Statewide Communities Development
AMT, Series L, 5.375%, 11/01/27 (b)(e)	11,615	9,841,622	Authority, Water Revenue Bonds (Pooled Financing
San Francisco, California, City and County Airport			Program), Series C, 5.25%, 10/01/28 (d)	2,380	2,383,713
Commission, International Airport Revenue Refunding			Los Angeles, California, Department of Water and
Bonds, AMT, Second Series, 6.75%, 5/01/19	3,475	3,627,830	Power, Waterworks Revenue Bonds, Series A,
San Jose, California, Airport Revenue Bonds, Series D,			5.375%, 7/01/38	3,200	3,213,280
5%, 3/01/28 (b)	4,615	4,428,416	Los Angeles, California, Wastewater System Revenue
			Refunding Bonds, Sub-Series A, 5%, 6/01/27 (b)	4,500	4,373,415
		17,897,868	Metropolitan Water District of Southern California,
Utilities — Electric & Gas — 15.7%			Waterworks Revenue Bonds Series A:
Anaheim, California, Public Financing Authority, Electric			5%, 7/01/30 (d)	1,000	999,960
System Distribution Facilities Revenue Bonds,			5%, 7/01/32	1,240	1,231,494
Series A, 5%, 10/01/31 (d)	9,000	8,622,630	Metropolitan Water District of Southern California,
Chula Vista, California, IDR (San Diego Gas and Electric			Waterworks Revenue Refunding Bonds, Series B,
Company), AMT, Series D, 5%, 12/01/27 (f)	1,000	807,590	5%, 7/01/35	2,625	2,579,535
Eastern Municipal Water District, California, Water and			Modesto, California, Irrigation District, COP, Series B,
Sewer, COP, Series H:			5.50%, 7/01/35	3,300	3,041,577
5%, 7/01/33	4,750	4,493,737	Oxnard, California, Financing Authority, Wastewater
5%, 7/01/35	7,540	7,097,628	Revenue Bonds (Redwood Trunk Sewer and
Orange County, California, Sanitation District, COP,			Headworks Projects), Series A, 5.25%, 6/01/34 (b)(e)	3,000	2,831,430
5%, 2/01/33 (b)(e)	5,250	5,030,603	Sacramento County, California, Sanitation District
Sacramento, California, Municipal Utility District			Financing Authority, Revenue Refunding
Financing Authority Revenue Bonds (Consumers			Bonds (County Sanitation District Number 1),
Project), 5.125%, 7/01/29 (b)	18,500	16,567,860	5%, 8/01/35 (b)	5,375	5,132,104
		42,620,048	Stockton, California, Public Financing Authority, Water
			Revenue Bonds (Water System Capital Improvement
Utilities — Irrigation, Resource Recovery, Solid Waste			Projects), Series A, 5%, 10/01/31 (b)	1,600	1,491,056
& Other — 6.2%
California Pollution Control Financing Authority, Solid					35,023,204
Waste Disposal Revenue Bonds (Republic Services,			Total Municipal Bonds in California — 113.6%		308,421,613
Inc. Project), AMT, Series B, 5.25%, 6/01/23	2,700	2,235,654

See Notes to Financial Statements. 18 SEMI-ANNUAL REPORT JANUARY 31, 2009

Schedule of Investments (continued) BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
U.S. Virgin Islands — 0.9%
IDA/PCR/Resource Recovery — 0.9%
Virgin Islands Government Refinery Facilities, Revenue
Refunding Bonds (Hovensa Coker Project), AMT,
6.50%, 7/01/21	$ 3,000	$ 2,308,050
Total Municipal Bonds in the U.S. Virgin Islands		2,308,050
Total Municipal Bonds — 114.5%		310,729,663
Municipal Bonds Transferred to
Tender Option Bond Trusts (k)
California — 42.1%
County/City/Special District/School District — 16.4%
Metropolitan Water District of Southern California,
Waterworks Revenue Bonds, Series A, 5%, 7/01/37	20,000	19,612,400
Palomar Pomerado Health Care District, California, GO
(Election of 2004), Series A, 5.125%, 8/01/37 (b)	18,490	18,150,154
Sonoma County, California, Junior College District,
GO (Election 2002), Refunding, Series B,
5%, 8/01/28 (d)	6,875	6,882,555
		44,645,109
Education — 18.2%
California State University, Systemwide Revenue Bonds,
Series A, 5%, 11/01/39 (d)	4,840	4,564,556
Contra Costa County, California, Community College
District, GO (Election of 2002), 5%, 8/01/30 (d)	10,210	10,038,268
Fremont, California, Unified School District, Alameda
County, GO (Election of 2002), Series B,
5%, 8/01/30 (d)	4,003	3,915,248
Los Angeles, California, Community College District, GO
(Election of 2003), Series E, 5%, 8/01/31 (d)	10,002	9,724,977
Peralta, California, Community College District, GO
(Election of 2000), Series D, 5%, 8/01/30 (d)	1,995	1,961,444
University of California, Limited Project Revenue Bonds,
Series B, 5%, 5/15/33 (d)	8,490	8,177,313
University of California Revenue Bonds, Series L,
5%, 5/15/40	11,600	11,002,484
		49,384,290
Lease Obligations — 3.5%
Santa Clara County, California, Financing Authority,
Lease Revenue Refunding Bonds, Series L,
5.25%, 5/15/36	10,001	9,643,472
Transportation — 2.2%
San Francisco, California, Bay Area Rapid Transit
District, Sales Tax Revenue Refunding Bonds,
Series A, 5%, 7/01/30 (b)	6,000	5,853,360
Utilities — Water & Sewer — 1.8%
San Diego County, California, Water Authority, Water
Revenue Bonds, COP, Series A, 5%, 5/01/31 (d)	5,010	4,865,512
Total Municipal Bonds Transferred to Tender Option
Bond Trusts — 42.1%		114,391,743
Total Long-Term Investments
(Cost — $456,547,762) — 156.6%		425,121,406

	Par
Short-Term Securities	(000)	Value
California — 7.4%
California HFA, Home Mortgage Revenue Bonds, VRDN,
AMT, Series P, 8.50%, 2/04/09 (b)(l)	$ 10,000	$ 10,000,000
Los Angeles County, California, Metropolitan
Transportation Authority, Sales Tax Revenue Refunding
Bonds, Proposition C, VRDN, Second Senior Series A,
6%, 2/05/09 (b)(l)	10,000	10,000,000
		20,000,000
	Shares
Money Market Funds — 5.7%
CMA California Municipal Money
Fund, 0.18% (m)(n)	15,502,136	15,502,136
Total Short-Term Securities
(Cost — $35,502,136) — 13.1%		35,502,136
Total Investments (Cost — $492,049,898*) — 169.7%		460,623,542
Other Assets Less Liabilities — 0.3%		957,202
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (23.4)%		(63,581,781)
Preferred Shares, at Redemption Value — (46.6)%		(126,523,718)
Net Assets Applicable to Common Shares — 100.0%		$271,475,245

* The cost and unrealized appreciation (depreciation) of investments as of
	January 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost		$428,471,139
Gross unrealized appreciation		$ 2,331,653
Gross unrealized depreciation		(33,269,913)
Net unrealized depreciation		$ (30,938,260)

(a) Assured Guaranty Insured.
(b) MBIA Insured.
(c)	Represents a zero-coupon bond. Rate shown reflects the effective yield as of report date.
(d) FSA Insured.
(e) FGIC Insured.
(f) AMBAC Insured.
(g)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(h) FHLMC Collateralized.
(i) FNMA Collateralized.
(j) GNMA Collateralized.
(k)	Securities represent bonds transferred to a tender option bond trust in
	exchange for which the Fund acquired residual interest certificates. These
	securities serve as collateral in a financing transaction. See Note 1 of the
	Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(l)	Security may have a maturity of more than one year at time of issuance but has
	variable rate and demand features that qualify it as a short-term security. Rate
	shown is as of report date. This rate changes periodically based upon prevailing market rates.
(m) Represents the current yield as of report date.

See Notes to Financial Statements. SEMI-ANNUAL REPORT JANUARY 31, 2009 19

Schedule of Investments (concluded) BlackRock MuniYield California Fund, Inc. (MYC)

(n)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:

Net
	Affiliate	Activity	Income
	CMA California Municipal Money Fund	1,088,879	$85,214

(o)	When issued security.

•Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a frame-
work for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an in-
dication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 15,502,136
Level 2	445,121,406
Level 3	—
Total	$ 460,623,542

See Notes to Financial Statements. 20 SEMI-ANNUAL REPORT JANUARY 31, 2009

Schedule of Investments January 31, 2009 (Unaudited)			BlackRock MuniYield Investment Fund (MYF)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

California — 1.6%			Florida (continued)
Transportation — 1.6%			Education (concluded)
San Francisco, California, City and County Airport			Orange County, Florida, Educational Facilities Authority,
Commission, International Airport Revenue Refunding			Educational Facilities Revenue Bonds (Rollins College
Bonds, AMT, Second Series, 6.75%, 5/01/19	$ 2,500	$2,609,950	Project), 5.25%, 12/01/32 (a)	$ 1,500	$1,433,355
Total Municipal Bonds in California		2,609,950	University of Central Florida Athletics Association Inc.,
			COP, Series A, 5.25%, 10/01/34 (d)(e)	3,235	2,437,314
			University of Central Florida, COP (UCF Convocation
District of Columbia — 2.1%			Center), Series A, 5%, 10/01/35 (d)(e)	4,050	2,571,912

Utilities — Water & Sewer — 2.1%					9,811,246
District of Columbia, Water and Sewer Authority, Public			Hospitals/Healthcare — 11.8%
Utility Revenue Refunding Bonds, Senior Lien,			Citrus County, Florida, Hospital Board Revenue
Series A, 5.50%, 10/01/39 (s)	3,500	3,502,310	Refunding Bonds (Citrus Memorial Hospital):
Total Municipal Bonds in the District of Columbia		3,502,310	6.25%, 8/15/23	2,150	1,802,323
			6.375%, 8/15/32	2,850	2,190,795
			Jacksonville, Florida, Health Facilities Authority, Hospital
Florida — 109.6%			Revenue Bonds (Baptist Medical Center Project),
			5%, 8/15/37 (c)	3,145	2,756,435
County/City/Special District/School District — 20.6%			Lee County, Florida, IDA, Health Care Facilities, Revenue
Alachua County, Florida, School Board, COP,			Refunding Bonds (Shell Point/Alliance Obligor Group),
5.25%, 7/01/29 (a)	2,100	1,893,066	5%, 11/15/32	1,380	749,795
Broward County, Florida, School Board, COP, Series A,			Lee Memorial Health System, Florida, Hospital Revenue
5.25%, 7/01/33 (c)	3,300	3,117,807	Bonds, Series A, 5%, 4/01/32 (a)	3,000	2,199,540
Florida Municipal Loan Council Revenue Bonds,			Martin County, Florida, Health Facilities Authority,
Series B, 5.375%, 11/01/30 (d)	4,250	3,973,240	Hospital Revenue Bonds (Martin Memorial Medical
Hillsborough County, Florida, School Board, COP,			Center), Series A (f):
5%, 7/01/29 (d)	1,500	1,382,685	5.75%, 11/15/12	1,350	1,570,712
Jacksonville, Florida, Excise Taxes Revenue Bonds,			5.875%, 11/15/12	3,535	4,129,127
Series B, 5.125%, 10/01/32 (d)(e)	1,500	1,317,945	Miami-Dade County, Florida, Health Facilities Authority,
Lee County, Florida, Capital Revenue Bonds,			Hospital Revenue Refunding Bonds DRIVERS
5.25%, 10/01/23 (a)	1,125	1,158,491	Series 208,10.387%, 8/15/17(a)(r)	3	3,073
Miami-Dade County, Florida, School Board, COP,			Orange County, Florida, Health Facilities Authority,
Refunding, Series B, 5.25%, 5/01/30 (b)	2,250	2,166,165	Hospital Revenue Refunding Bonds (Orlando
Miami-Dade County, Florida, School Board, COP,			Regional Healthcare), Series B, 5.25%, 12/01/29 (c)	2,300	2,129,639
Series B, 5%, 11/01/31 (a)	2,500	2,180,450	South Lake County, Florida, Hospital District Revenue
Palm Beach County, Florida, Criminal Justice Facilities			Bonds (South Lake Hospital Inc.):
Revenue Bonds, 7.20%, 6/01/15 (d)(e)	3,390	4,241,839	5.80%, 10/01/34	1,000	800,780
Palm Beach County, Florida, School Board, COP,			6.375%, 10/01/34	1,150	925,382
Series A, 5%, 8/01/31 (c)	2,200	2,027,014
Saint Johns County, Florida, Sales Tax Revenue					19,257,601
Bonds (a):			Housing — 2.8%
Series A, 5.25%, 10/01/34	1,200	1,142,604	Broward County, Florida, HFA, S/F Mortgage
Series B, 5.25%, 10/01/32	1,015	972,878	Revenue Refunding Bonds, AMT, Series E,
Santa Rosa County, Florida, School Board, COP,			5.90%, 10/01/39 (g)(h)(i)	1,000	1,009,790
Refunding, Series 2 (d)(e):			Duval County, Florida, HFA, S/F Mortgage Revenue
5.25%, 2/01/26	1,180	1,109,212	Refunding Bonds, AMT (g)(i):
5.25%, 2/01/31	1,820	1,611,901	5.40%, 10/01/21	645	639,124
Sumter County, Florida, Capital Improvement Revenue			5.85%, 10/01/27 (d)	1,410	1,414,864
Bonds (a):			Florida Housing Finance Corporation, Homeowner
5%, 6/01/26	2,190	2,154,938	Mortgage Revenue Refunding Bonds, AMT, Series 4,
5%, 6/01/30	3,500	3,289,895	6.25%, 7/01/22 (c)	380	392,559
		33,740,130	Lee County, Florida, HFA, S/F Mortgage Revenue
			Bonds (Multi-County Program), AMT, Series A-1,
Education — 6.0%			7.125%, 3/01/28 (g)(i)	30	30,431
Broward County, Florida, Educational Facilities Authority			Leon County, Florida, HFA, S/F Mortgage Revenue
Revenue Bonds (Nova Southeastern University):			Bonds (Multi-County Program), AMT, Series B,
5%, 4/01/31 (b)	2,750	2,591,655	7.30%, 1/01/28 (g)(h)	15	15,501
Series B, 5.625%, 4/01/34	1,000	777,010	Manatee County, Florida, HFA, S/F Mortgage
			Revenue Refunding Bonds, AMT, Sub-Series 1,
			6.25%, 11/01/28 (g)	105	106,738

See Notes to Financial Statements. SEMI-ANNUAL REPORT JANUARY 31, 2009 21

Schedule of Investments (continued)			BlackRock MuniYield Investment Fund (MYF)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Florida (continued)			Florida (continued)
Housing (concluded)			Special Tax — 2.8%
Miami-Dade County, Florida, HFA, Home Ownership			Jacksonville, Florida, Guaranteed Entitlement
Mortgage Revenue Refunding Bonds, AMT, Series A-1,			Revenue Refunding and Improvement Bonds,
6.30%, 10/01/20 (g)(i)	$ 365	$371,158	5.25%, 10/01/32 (d)(e)	$ 2,315	$ 2,247,657
Pinellas County, Florida, HFA, S/F Housing Revenue			Saint Johns County, Florida, Sales Tax Revenue Bonds,
Refunding Bonds (Multi-County Program), AMT,			Series A, 5.25%, 10/01/32 (a)	2,400	2,300,400
Series A-1 (g)(i):					4,548,057
6.30%, 9/01/20	255	259,302
6.35%, 9/01/25	380	386,532	State — 1.6%
			Florida Municipal Loan Council Revenue Bonds,
		4,625,999	Series A-1, 5.125%, 7/01/34 (d)	1,580	1,387,730
IDA/PCR/Resource Recovery — 15.7%			Hillsborough County, Florida, Court Facilities Revenue
Arbor Greene Community Development District, Florida,			Bonds, 5.40%, 11/01/12 (a)(f)	1,055	1,210,401
Special Assessment Revenue Refunding Bonds,					2,598,131
5%, 5/01/19	1,410	1,253,349
Beacon Tradeport Community Development District,			Transportation — 36.0%
Florida, Special Assessment Revenue Refunding			Broward County, Florida, Airport System Revenue
Bonds (Commercial Project), Series A,			Bonds, AMT, Series I, 5.75%, 10/01/18 (a)	2,870	2,906,592
5.625%, 5/01/32 (j)	2,000	1,505,180	Hillsborough County, Florida, Aviation Authority Revenue
Escambia County, Florida, Environmental Improvement			Bonds, AMT, Series A, 5.50%, 10/01/38 (b)	3,865	3,283,433
Revenue Refunding Bonds (International Paper			Hillsborough County, Florida, Aviation Authority,
Company Projects), AMT, Series A, 5%, 8/01/26	3,925	2,272,653	Revenue Refunding Bonds, AMT, Series C,
Hillsborough County, Florida, IDA, Exempt Facilities			5.75%, 10/01/26 (b)	1,000	942,790
Revenue Bonds (National Gypsum Company), AMT:			Jacksonville, Florida, Port Authority Revenue Bonds,
Series A, 7.125%, 4/01/30	2,500	1,363,550	AMT, 6%, 11/01/38 (b)	3,920	3,581,665
Series B, 7.125%, 4/01/30	3,750	2,045,325	Miami-Dade County, Florida, Aviation Revenue Bonds,
Hillsborough County, Florida, IDA, PCR, Refunding			AMT, Series A, 5%, 10/01/33 (c)	3,875	3,100,659
(Tampa Electric Company Project), Series A,			Miami-Dade County, Florida, Aviation Revenue
5.65%, 5/15/18	1,450	1,473,011	Bonds (Miami International Airport), AMT, Series A,
Jacksonville, Florida, Economic Development			6%, 10/01/29 (d)(e)	4,300	3,969,846
Commission, IDR (Metropolitan Parking Solutions			Miami-Dade County, Florida, Aviation Revenue
Project), AMT (k):			Refunding Bonds (Miami International Airport), AMT,
5.50%, 10/01/30	1,140	808,089	Series A (c):
5.875%, 6/01/31	2,800	2,182,460	5.25%, 10/01/41	1,800	1,454,922
Miami-Dade County, Florida, Solid Waste System			5.50%, 10/01/41	3,900	3,280,875
Revenue Bonds, 5.25%, 10/01/30 (d)	2,800	2,718,688	Miami-Dade County, Florida, Expressway Authority, Toll
Orange County, Florida, Tourist Development, Tax			System Revenue Bonds (e):
Revenue Refunding Bonds, 5%, 10/01/29 (a)	3,500	3,111,010	6.375%, 7/01/10 (f)	16,000	17,383,360
Orlando, Florida, Senior Tourist Development Tax			Series B, 5%, 7/01/33 (d)	4,050	3,708,423
Revenue Bonds (6th Cent Contract Payments),			Orlando-Orange County Expressway Authority, Florida,
Series A, 5.25%, 11/01/38 (b)	2,000	1,866,160	Expressway Revenue Bonds, Series B (a):
Osceola County, Florida, Tourist Development Tax			5%, 7/01/30	3,000	2,819,640
Revenue Bonds, Series A, 5.50%, 10/01/27 (d)(e)	1,760	1,707,922	5%, 7/01/35	8,085	7,316,682
Village Center Community Development District, Florida,			Palm Beach County, Florida, Airport System Revenue
Recreational Revenue Bonds, Series A (d):			Bonds, AMT, Series A, 5%, 10/01/34 (d)	5,000	3,873,950
5.375%, 11/01/34	1,995	1,724,877	Port Everglades Authority, Florida, Port Revenue Bonds,
5.125%, 11/01/36	1,000	824,200	7.125%, 11/01/16 (m)	1,020	1,228,417
Volusia County, Florida, IDA, Student Housing Revenue					58,851,254
Bonds (Stetson University Project), Series A,			Utilities — Electric & Gas — 3.1%
5%, 6/01/35 (l)	1,000	753,140	Collier County, Florida, IDA, IDR, Refunding (Southern
		25,609,614	States Utilities), AMT, 6.50%, 10/01/25	460	370,360
Lease Obligations/Certificates of Participation — 3.2%			Fort Myers, Florida, Utility System Revenue Refunding
Volusia County, Florida, School Board, COP (Master			Bonds, 5%, 10/01/31 (d)	2,750	2,562,752
Lease Program), 5.50%, 8/01/24 (c)	5,000	5,157,300	Port St. Lucie, Florida, Utility Revenue Bonds,
			5.25%, 9/01/25 (d)	1,215	1,219,605
			Saint Johns County, Florida, Ponte Vedra Utility System
			Revenue Bonds, 5%, 10/01/35 (c)	1,000	917,340
					5,070,057

See Notes to Financial Statements. 22 SEMI-ANNUAL REPORT JANUARY 31, 2009

Schedule of Investments (continued)			BlackRock MuniYield Investment Fund (MYF)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Florida (concluded)			Michigan — 2.0%
Utilities — Irrigation, Resource Recovery, Solid Waste			Hospitals/Healthcare — 1.2%
& Other — 2.7%			Royal Oak, Michigan, Hospital Finance Authority,
Village Center Community Development District, Florida,			Hospital Revenue Refunding Bonds (William
Utility Revenue Bonds, 5.125%, 10/01/28 (d)	$ 5,040	$ 4,523,602	Beaumont Hospital), 8.25%, 9/01/39	$ 1,970	$ 2,012,867
Utilities — Water & Sewer — 3.3%			Lease Obligations — 0.8%
Florida State Governmental Utility Authority,			Michigan State Building Authority, Revenue Refunding
Utility Revenue Bonds (Lehigh Utility System),			Bonds (Facilities Program), Series I, 6%, 10/15/38	1,250	1,284,100
5.125%, 10/01/33 (a)	1,000	931,760	Total Municipal Bonds in Michigan		3,296,967
Miami Beach, Florida, Water and Sewer Revenue Bonds,
5.75%, 9/01/25 (a)	3,000	3,097,290
Seminole County, Florida, Water and Sewer Revenue			Nevada — 3.2%
Bonds, 5%, 10/01/31	1,400	1,332,450
			County/City/Special District/School District — 3.2%
		5,361,500	Clark County, Nevada, Water Reclamation District,
Total Municipal Bonds in Florida		179,154,491	Limited Tax, GO, 6%, 7/01/38	5,000	5,298,500
			Total Municipal Bonds in Nevada		5,298,500
Georgia — 5.6%
Transportation — 1.9%			New York — 1.9%
Atlanta, Georgia, Airport Passenger Facility Charge and			Education — 0.9%
Subordinate Lien General Revenue Refunding Bonds,			New York City, New York, City Transitional Finance
Series C, 5%, 1/01/33 (c)	3,270	3,120,692	Authority, Building Aid Revenue Bonds, Series S-3,
Utilities — Electric & Gas — 3.7%			5.25%, 1/15/39	1,500	1,430,400
Municipal Electric Authority of Georgia, Revenue			Utilities — Irrigation, Resource Recovery, Solid Waste
Refunding Bonds (General Resolution Projects),			& Other — 1.0%
Sub-Series D, 6%, 1/01/23	5,600	6,051,304	Long Island Power Authority, New York, Electric System
Total Municipal Bonds in Georgia		9,171,996	Revenue Refunding Bonds, Series A, 5.50%, 4/01/24	1,600	1,647,616
			Total Municipal Bonds in New York		3,078,016
Illinois — 3.0%
Hospitals/Healthcare — 1.9%			Oklahoma — 1.0%
Illinois State Finance Authority Revenue Bonds (Rush			Housing — 1.0%
University Medical Center Obligated Group Project),			Tulsa County, Oklahoma, Home Finance Authority,
Series A (s):			S/F Mortgage Revenue Refunding Bonds, AMT,
7.25%, 11/01/30	850	851,624	Series C, 5.25%, 12/01/38 (k)	1,913	1,578,761
7.25%, 11/01/38	2,300	2,258,370
			Total Municipal Bonds in Oklahoma		1,578,761
		3,109,994
Transportation — 1.1%
Illinois State Toll Highway Authority Revenue Bonds,			South Carolina — 2.0%
Series B, 5.50%, 1/01/33	1,750	1,778,263	Utilities — Electric & Gas — 2.0%
Total Municipal Bonds in Illinois		4,888,257	South Carolina State Public Service Authority, Revenue
			Refunding Bonds, Series A, 5.50%, 1/01/38	3,250	3,322,150

Massachusetts — 1.5%			Total Municipal Bonds in South Carolina		3,322,150
Education — 1.5%
Massachusetts State College Building Authority, Project			Texas — 1.6%
Revenue Bonds, Series A, 5.50%, 5/01/39	1,000	974,040	Hospitals/Healthcare — 0.5%
Massachusetts State Health and Educational			Harris County, Texas, Health Facilities Development
Facilities Authority Revenue Bonds (Tufts University),			Corporation, Hospital Revenue Refunding Bonds
5.375%, 8/15/38	1,500	1,520,640	(Memorial Hermann Healthcare System), Series B,
Total Municipal Bonds in Massachusetts		2,494,680	7.25%, 12/01/35	800	835,320

See Notes to Financial Statements. SEMI-ANNUAL REPORT JANUARY 31, 2009 23

Schedule of Investments (continued) BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Transportation — 1.1%
North Texas Tollway Authority, System Revenue Refunding
Bonds, First Tier, Series K-1, 5.75%, 1/01/38 (b)	$ 1,750	$ 1,787,048
Total Municipal Bonds in Texas		2,622,368
Virginia — 1.2%
Education — 1.2%
Virginia State Public School Authority, Special
Obligation School Financing Bonds (Fluvanna County),
6.50%, 12/01/35	1,700	1,876,613
Total Municipal Bonds in Virginia		1,876,613
Puerto Rico — 0.9%
Lease Obligations — 0.9%
Puerto Rico Public Buildings Authority, Government
Facilities Revenue Refunding Bonds, Series I,
5%, 7/01/36 (n)	1,760	1,392,160
Total Municipal Bonds in Puerto Rico		1,392,160
Total Municipal Bonds — 137.2%		224,287,219
Municipal Bonds Transferred to
Tender Option Bond Trusts (o)

Florida — 18.5%
County/City/Special District/School District — 2.5%
Jacksonville, Florida, Sales Tax Revenue Bonds,
5%, 10/01/27 (d)	2,700	2,680,398
Manatee County, Florida, HFA, Homeowner Revenue
Bonds, AMT, Series A, 5.9, 9/01/40 (g)(h)(i)	1,391	1,376,969
		4,057,367
Education — 2.7%
Polk County, Florida, School Board COP, Master Lease,
Series A, 5.5, 1/01/10 (c)	4,397	4,443,910
Hospitals/Healthcare — 10.5%
Miami-Dade County, Florida, Health Facilities Authority,
Hospital Revenue Refunding Bonds (Miami Children’s
Hospital), Series A, 5.625%, 8/15/17 (a)	6,595	7,350,193
South Broward, Florida, Hospital District, Hospital
Revenue Bonds, 5.625%, 5/01/32 (d)	8,500	9,736,665
		17,086,858
Housing — 1.6%
Lee County, Florida, HFA, S/F Mortgage Revenue
Bonds (Multi-County Program), AMT, Series A-2,
6%, 9/01/40 (g)(h)(i)	2,505	2,676,267
Utilities — Electric & Gas — 1.2%
Jacksonville Electric Authority, Florida, Saint John’s River
Power Park System Revenue Bonds, Issue Three,
Series 2, 5%, 10/01/37	2,100	1,926,624
		30,191,026

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (o)	(000)	Value
Illinois — 3.5%
Education — 3.5%
Illinois Finance Authority, Revenue Bonds (University of
Chicago), Series B, 6.25, 7/01/38	$ 5,300	$ 5,693,684
Total Municipal Bonds Transferred to Tender Option
Bond Trusts — 22.0%		35,884,710
Total Long-Term Investments
(Cost — $277,049,748) — 159.2%		260,171,929
Short-Term Securities
Pennsylvania — 1.2%
Philadelphia, Pennsylvania, GO, Refunding, Series B,
3.75%, 2/05/09 (r)	2,000	2,000,000
	Shares
Money Market — 8.1%
CMA Florida Municipal Money Fund, 0.11% (p)(q)	13,315,907	13,315,907
Total Short-Term Securities
(Cost — $15,315,907) — 9.3%		15,315,907
Total Investments (Cost — $292,365,655*) — 168.5%		275,487,836
Liabilities in Excess of Other Assets — (1.7)%		(2,835,208)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (11.2)%		(18,369,886)
Preferred Shares, at Redemption Value — (55.6)%		(90,833,654)
Net Assets Applicable to Common Shares — 100.0%		$163,449,088

*	The cost and unrealized appreciation (depreciation) of investments as of
	January 1, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost		$274,946,327
Gross unrealized appreciation		$ 8,244,161
Gross unrealized depreciation		(25,962,939)
Net unrealized depreciation		$ (17,718,778)

(a) AMBAC Insured.
(b) Assured Guaranty Insured.
(c) FSA Insured.
(d) MBIA Insured.
(e) FGIC Insured.
(f)	U.S. government securities, held in escrow, are used to pay interest on this
	security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g) GNMA Collateralized.
(h) FHLMC Collateralized.
(i) FNMA Collateralized.
(j) Radian Insured.
(k) ACA Insured.

See Notes to Financial Statements. 24 SEMI-ANNUAL REPORT JANUARY 31, 2009

Schedule of Investments (concluded) BlackRock MuniYield Investment Fund (MYF)

(l) CIFG Insured.
(m) Security is collateralized by Municipal or U.S. Treasury Obligations.
(n) Commonwealth Guaranteed.
(o) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the
Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(p) Investments in companies considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA Florida Municipal Money Fund	5,830,491	$30,250

(q) Represents the current yield as of report date.
(r) Security may have a maturity of more than one year at time of issuance but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date. This rate changes periodically based upon prevailing market rates.
(s) When issued.
•Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a frame-
work for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an in-
dication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 13,315,907
Level 2	$ 262,171,929
Level 3	—
Total	$ 275,487,836

See Notes to Financial Statements. SEMI-ANNUAL REPORT JANUARY 31, 2009 25

Schedule of Investments January 31, 2009 (Unaudited)			BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
New Jersey — 139.2%			New Jersey (continued)
County/City/Special District/School District — 11.4%			Education (concluded)
Burlington County, New Jersey, Bridge Commission			University of Medicine and Dentistry of New Jersey,
Revenue Bonds (Governmental Leasing Program),			Revenue Bonds, Series A (e):
5.25%, 8/15/12 (a)	$ 1,000	$ 1,137,030	5.50%, 12/01/18	$ 945	$955,886
Essex County, New Jersey, Improvement Authority			5.50%, 12/01/19	1,900	1,909,215
Revenue Bonds, Series A, 5%, 10/01/13 (a)(g)	2,620	3,031,995	5.50%, 12/01/20	1,870	1,846,980
Hudson County, New Jersey, COP, Refunding,			5.50%, 12/01/21	1,435	1,385,579
6.25%, 12/01/16 (c)	1,500	1,691,895			39,872,770
Jackson Township, New Jersey, School District, GO,
5%, 4/15/12 (a)(g)	6,840	7,642,947	Hospitals/Healthcare — 19.9%
Middlesex County, New Jersey, Improvement Authority,			New Jersey EDA, Revenue Bonds (Saint Barnabas
County-Guaranteed Revenue Bonds (Golf Course			Project), Series A, 6.246%, 7/01/24 (c)(h)	3,850	1,365,826
Projects), 5.25%, 6/01/22	1,455	1,543,682	New Jersey Health Care Facilities Financing Authority,
Middlesex County, New Jersey, Improvement Authority,			Health System Revenue Bonds (Catholic Health East),
Senior Revenue Bonds (Heldrich Center Hotel/			Series A, 5.375%, 11/15/12 (a)	1,100	1,264,857
Conference Project), Series A, 5%, 1/01/20	655	418,434	New Jersey Health Care Facilities Financing Authority
Monmouth County, New Jersey, Improvement Authority,			Revenue Bonds:
Governmental Loan Revenue Refunding Bonds (e):			(Children’s Specialized Hospital), Series A,
5%, 12/01/11 (a)	2,085	2,308,324	5.50%, 7/01/36	1,540	1,173,680
5%, 12/01/15	1,215	1,298,446	(Hunterdon Medical Center), Series A,
5%, 12/01/16	1,280	1,351,693	5.125%, 7/01/35	1,950	1,567,780
Salem County, New Jersey, Improvement Authority			(Meridian Health), Series I, 5%, 7/01/38 (f)	1,000	946,960
Revenue Bonds (Finlaw State Office Building			(Pascack Valley Hospital Association),
Project) (d):			6.625%, 7/01/36 (m)(n)	1,845	62,176
5.375%, 8/15/28	500	516,050	(Robert Wood University), 5.70%, 7/01/20 (e)	4,000	4,027,920
5.25%, 8/15/38	500	500,670	(Somerset Medical Center), 5.50%, 7/01/33	1,875	945,619
			(South Jersey Hospital System), 6%, 7/01/12 (a)	6,640	7,639,453
		21,441,166
			(Southern Ocean County Hospital),
Education — 21.1%			5.125%, 7/01/31 (b)	2,000	1,516,240
New Jersey State Educational Facilities Authority			New Jersey Health Care Facilities Financing Authority,
Revenue Bonds:			Revenue Refunding Bonds:
(Georgian Court College Project), Series C,			(Atlantic City Medical Center), 5.75%, 7/01/12 (a)	1,060	1,198,616
6.50%, 7/01/13 (a)	2,000	2,427,940	(Atlantic City Medical Center), 6.25%, 7/01/12 (a)	500	573,640
(Montclair State University), Series J,			(Atlantic City Medical Center), 6.25%, 7/01/17	520	538,689
5.25%, 7/01/38	1,140	1,070,255	(Atlantic City Medical Center), 5.75%, 7/01/25	1,125	1,098,113
(Rider University), Series C, 5%, 7/01/37 (b)	1,750	1,257,498	(Capital Health System Inc.), Series A,
(Rowan University), Series C, 5%, 7/01/14 (a)(c)	1,955	2,283,225	5.75%, 7/01/23	1,650	1,536,661
(Rowan University), Series C,			(Meridian Health System Obligation Group),
5.125%, 7/01/14 (a)(c)	2,165	2,542,424	5.25%, 7/01/19 (d)	1,500	1,512,060
New Jersey State Educational Facilities Authority,			(Meridian Health System Obligation Group),
Revenue Refunding Bonds:			5.375%, 7/01/24 (d)	2,250	2,201,467
(College of New Jersey), Series D, 5%, 7/01/35 (d)	6,115	5,991,783	(Meridian Health System Obligation Group),
(Georgian Court University), Series D,			5.25%, 7/01/29 (d)	2,195	1,985,816
5.25%, 7/01/37	1,000	829,920	(Saint Barnabas Health Care System), Series A,
(Montclair State University), Series L,			5%, 7/01/29	4,155	3,102,206
5%, 7/01/14 (a)(c)	5,305	6,195,656	(Saint Barnabas Health Care System), Series B,
(Ramapo College), Series I, 4.25%, 7/01/31 (e)	750	619,328	5.903%, 7/01/30 (h)	2,000	250,400
(Ramapo College), Series I, 4.25%, 7/01/36 (e)	810	644,630	(Saint Barnabas Health Care System), Series B,
(Rider University), 5%, 7/01/17 (b)	1,000	938,370	5.699%, 7/01/36 (h)	500	33,110
(Rider University), Series A, 5.50%, 7/01/23 (b)	1,255	1,110,688	(Saint Barnabas Health Care System), Series B,
(Rider University), Series A, 5.25%, 7/01/34 (b)	1,450	1,103,102	5.175%, 7/01/37 (h)	13,250	792,615
(Rowan University), Series B, 5%, 7/01/24 (f)	1,800	1,875,438	(South Jersey Hospital System), 5%, 7/01/36	1,385	1,039,747
(Stevens Institute of Technology), Series A,			(South Jersey Hospital System), 5%, 7/01/46	1,650	1,188,578
5%, 7/01/27	2,200	1,682,582
					37,562,229
New Jersey State Higher Education Assistance Authority,
Student Loan Revenue Bonds, AMT, Series A,			Housing — 11.4%
5.30%, 6/01/17 (e)	3,170	3,202,271	New Jersey State Housing and Mortgage Finance
			Agency Revenue Bonds, Series AA, 6.50%, 10/01/38	2,160	2,278,670
			New Jersey State Housing and Mortgage Finance Agency,
			Home Buyer Revenue Bonds, AMT (c):
			Series CC, 5.80%, 10/01/20	4,515	4,632,164
			Series U, 5.60%, 10/01/12	2,515	2,536,805

See Notes to Financial Statements. 26 SEMI-ANNUAL REPORT JANUARY 31, 2009

Schedule of Investments (continued)			BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

			(Percentages shown are based on Net Assets)

	Par			Par

Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
New Jersey (continued)			New Jersey (continued)
Housing (concluded)			State (concluded)
New Jersey State Housing and Mortgage Finance			Garden State Preservation Trust of New Jersey, Open
Agency, M/F Revenue Bonds, AMT, Series A,			Space and Farmland Preservation Revenue Bonds,
4.90%, 11/01/35 (g)	$ 1,500	$ 1,213,470	Series A, 5.80%, 11/01/22 (d)	$ 4,300	$ 4,825,933
New Jersey State Housing and Mortgage Finance			Perth Amboy, New Jersey, GO (Convertible CABS),
Agency, S/F Housing Revenue Bonds, AMT:			Refunding (d)(i):
Series T, 4.65%, 10/01/32	4,945	3,958,126	5.22%, 7/01/33	1,575	1,198,496
Series U, 4.95%, 10/01/32	700	590,548	5.215%, 7/01/34	1,925	1,454,684
Series X, 4.85%, 4/01/16	3,605	3,826,239	Tobacco Settlement Financing Corporation of New Jersey,
Newark, New Jersey, Housing Authority, Port Authority-			Asset-Backed Revenue Bonds:
Port Newark Marine Terminal, Additional Rent-Backed			7%, 6/01/13 (a)	3,010	3,666,993
Revenue Refunding Bonds (City of Newark			5.75%, 6/01/32	1,820	1,983,600
Redevelopment Projects), 4.375%, 1/01/37 (c)	3,225	2,540,591
			Tobacco Settlement Financing Corporation of New
		21,576,613	Jersey, Asset-Backed Revenue Refunding Bonds:
IDA/PCR/Resource Recovery — 24.4%			Series 1A, 5%, 6/01/41	2,500	1,304,300
Gloucester County, New Jersey, Improvement Authority,			Series 1B, 5.649%, 6/01/41 (h)	5,100	162,843
Solid Waste Resource Recovery, Revenue Refunding					19,529,708
Bonds (Waste Management Inc. Project):
			Transportation — 30.1%
Series A, 6.85%, 12/01/29	2,000	2,006,660
			Delaware River Port Authority of Pennsylvania and New
Series B, AMT, 7%, 12/01/29	1,180	1,182,112
			Jersey Revenue Bonds, 6%, 1/01/19 (d)	7,860	8,015,942
New Jersey EDA, Cigarette Tax Revenue Bonds:
			Hudson County, New Jersey, Improvement Authority,
5.625%, 6/15/19	1,720	1,460,314
			Parking Revenue Bonds (Harrison Parking Facility
5.75%, 6/15/29 (b)	1,895	1,410,240
			Project), Series C, 5.375%, 1/01/44 (f)	4,800	4,761,600
5.50%, 6/15/31 (b)	370	262,774
			Morristown, New Jersey, Parking Authority Revenue
5.75%, 6/15/34 (b)	755	543,819
			Bonds, 4.50%, 8/01/37 (c)	585	504,598
New Jersey EDA, EDR (Masonic Charity Foundation of
			New Jersey State Transit Corporation, COP
New Jersey):
			(Federal Transit Administration Grants), Series B,
5.25%, 6/01/24	1,425	1,372,588
			5.75%, 9/15/14	3,620	3,902,541
5.25%, 6/01/32	685	605,225
			New Jersey State Transportation Trust Fund Authority,
New Jersey EDA, First Mortgage Revenue Refunding
			Transportation System Revenue Bonds:
Bonds (The Winchester Gardens at Ward Homestead
			Series A, 5.50%, 12/15/21	3,525	3,886,066
Project), Series A:
			Series A, 5.625%, 12/15/28 (f)	1,250	1,298,375
5.75%, 11/01/24	2,500	2,045,325
			Series A, 6%, 12/15/38	2,900	2,993,525
5.80%, 11/01/31	2,000	1,496,880
			Series C, 5.049%, 12/15/35 (e)(h)	4,140	702,931
New Jersey EDA, Motor Vehicle Surcharge Revenue
			New Jersey State Transportation Trust Fund Authority,
Bonds, Series A, 5.25%, 7/01/33 (c)	14,000	13,104,280
			Transportation System Revenue Refunding Bonds,
New Jersey EDA, Revenue Bonds (Department of
			Series B, 5.50%, 12/15/21 (c)	5,865	6,447,570
Human Services), 5%, 7/01/12	220	239,499
			New Jersey State Turnpike Authority, Turnpike Revenue
New Jersey EDA, School Facilities Construction
			Bonds, Series B, 5.926%, 1/01/35 (e)(h)	4,870	3,183,909
Revenue Bonds:
			Port Authority of New York and New Jersey, Consolidated
Series L, 5%, 3/01/30 (d)	5,800	5,537,898
			Revenue Bonds, 93rd Series, 6.125%, 6/01/94	5,000	5,407,000
Series O, 5.25%, 3/01/23	2,400	2,447,424
			Port Authority of New York and New Jersey, Consolidated
Series P, 5%, 9/01/15	3,000	3,357,990
			Revenue Refunding Bonds, AMT, 152nd Series:
Series P, 5.25%, 9/01/16	3,115	3,489,454
			5.75%, 11/01/30	3,300	3,161,532
Series U, 5%, 9/01/37 (e)	2,000	1,767,720
			5.25%, 11/01/35	3,765	3,278,336
Series Z, 6%, 12/15/34 (f)	3,600	3,757,788
			South Jersey Port Corporation of New Jersey, Revenue
		46,087,990	Refunding Bonds:

Lease Obligations — 2.4%			4.75%, 1/01/18	4,280	4,501,490
Hudson County, New Jersey, Improvement Authority,			4.85%, 1/01/19	2,485	2,599,385
Facility Lease Revenue Refunding Bonds (Hudson			5%, 1/01/20	2,000	2,079,920
County Lease Project), 5.375%, 10/01/24 (c)(g)	4,500	4,515,660			56,724,720
State — 10.4%			Utilities — Electric & Gas — 1.5%
Garden State Preservation Trust of New Jersey, Capital			Union County, New Jersey, Utilities Authority, Senior
Appreciation Revenue Bonds, Series B (d)(h):			Lease Revenue Refunding Bonds (Ogden Martin
5.114%, 11/01/23	6,860	3,390,212	System of Union, Inc.), AMT, Series A (e):
5.246%, 11/01/28	4,540	1,542,647	5.375%, 6/01/17	1,585	1,588,804
			5.375%, 6/01/18	1,175	1,175,541
					2,764,345

See Notes to Financial Statements. SEMI-ANNUAL REPORT JANUARY 31, 2009 27

Schedule of Investments (continued) BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey (concluded)
Utilities — Water & Sewer — 6.6%
New Jersey EDA, Water Facilities Revenue Bonds
(New Jersey-American Water Company, Inc. Project),
AMT, Series A:
5.25%, 11/01/32 (e)	$ 1,000	$ 795,750
6.875%, 11/01/34 (g)	6,670	5,664,698
New Jersey EDA, Water Facilities Revenue Refunding
Bonds (United Water of New Jersey, Inc.), Series B,
4.50%, 11/01/25 (e)	4,500	4,417,650
Rahway Valley Sewerage Authority, New Jersey,
Sewer Revenue Bonds, CABS, Series A,
4.869%, 9/01/31 (c)(h)	6,000	1,510,860
		12,388,958
Total Municipal Bonds in New Jersey		262,464,159
Puerto Rico — 7.2%
County/City/Special District/School District — 2.0%
Puerto Rico Municipal Finance Agency, GO, Series A,
5%, 8/01/21 (d)	3,750	3,798,563
Housing — 0.6%
Puerto Rico Housing Financing Authority, Capital
Funding Program, Subordinate Revenue Refunding
Bonds, 5.125%, 12/01/27	1,100	1,079,727
IDA/PCR/Resource Recovery — 1.9%
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Revenue Bonds:
(Cogeneration Facility-AES Puerto Rico Project),
AMT, 6.625%, 6/01/26	1,900	1,625,545
(University Plaza Project), Series A, 5%, 7/01/33 (c)	2,500	2,017,925
		3,643,470
Transportation — 1.6%
Puerto Rico Commonwealth Highway and Transportation
Authority, Highway Revenue Refunding Bonds,
Series CC, 5.50%, 7/01/31 (f)	3,000	3,026,880
Utilities — Electric & Gas — 1.1%
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series WW, 5.50%, 7/01/38	2,525	2,120,773
Total Municipal Bonds in Puerto Rico		13,669,413
U.S. Virgin Islands — 2.1%
IDA/PCR/Resource Recovery — 2.1%
Virgin Islands Government Refinery Facilities, Revenue
Refunding Bonds (Hovensa Coker Project), AMT,
6.50%, 7/01/21	3,500	2,692,725
Virgin Islands Public Finance Authority, Refinery
Facilities Revenue Bonds (Hovensa Refinery), AMT,
5.875%, 7/01/22	1,900	1,336,365
Total Municipal Bonds in the U.S. Virgin Islands		4,029,090
Total Municipal Bonds — 148.5%		280,162,662

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts	(000)	Value
New Jersey — 6.9%
Housing —3.6%
New Jersey State Housing and Mortgage Finance
Agency, Capital Fund Program Revenue Bonds,
Series A, 4.70%, 11/01/25 (d)	$ 7,175	$ 6,874,149
State — 3.3%
Garden State Preservation Trust of New Jersey, Open
Space and Farmland Preservation Revenue Bonds,
Series A, 5.75%, 11/01/28 (d)	5,460	6,184,487
Total Municipal Bonds Transferred to Tender Option
Bond Trusts — 6.9%		13,058,636
Total Long-Term Investments
(Cost — $308,868,774) — 155.4%		293,221,298
Short-Term Securities	Shares
Money Market Funds — 3.2%
CMA New Jersey Municipal Money
Fund, 0.22% (k)(l)	5,980,217	5,980,217
Total Short-Term Securities
(Cost — $5,980,217) — 3.2%		5,980,217
Total Investments (Cost — $314,848,991*) — 158.6%		299,201,515
Other Assets Less Liabilities — 1.0%		1,943,316
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (4.1)%		(7,700,038)
Preferred Shares, at Redemption Value — (55.5)%	(104,737,894)
Net Assets Applicable to Common Shares — 100.0%	$188,706,899

* The cost and unrealized appreciation (depreciation) of investments as of
	January 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$307,536,449
Gross unrealized appreciation	$ 10,337,029
Gross unrealized depreciation		(26,316,963)
Net unrealized depreciation	$ (15,979,934)

(a)	U.S. government securities, held in escrow, are used to pay interest on this
	security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Radian Insured.
(c) MBIA Insured.
(d) FSA Insured.
(e) AMBAC Insured.
(f) Assured Guaranty Insured.
(g) FGIC Insured.
(h)	Represents a zero coupon bond. Rate shown reflects the effective yield as of report date.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period
	and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.
(j)	Securities represent bonds transferred to a tender option bond trust in
	exchange for which the Fund acquired residual interest certificates. These
	securities serve as collateral in a financing transaction. See Note 1 of the
	Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements. 28 SEMI-ANNUAL REPORT JANUARY 31, 2009

Schedule of Investments (concluded) BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

(k)	Represents the current yield as of report date.
(l)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
	Affiliate	Activity	Income
	CMA New Jersey Municipal Money Fund	1,541,446	$42,893

(m) Non-income producing security.
(n)	Issuer filed for bankruptcy and/or is in default of interest payments.

•Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a frame-
work for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 5,980,217
Level 2	293,221,298
Level 3	—
Total	$ 299,201,515

See Notes to Financial Statements. SEMI-ANNUAL REPORT JANUARY 31, 2009 29

Statements of Assets and Liabilities

	BlackRock
	Muni New York	BlackRock	BlackRock
	Intermediate	MuniYield	MuniYield
	Duration	Arizona	California
	Fund, Inc.	Fund, Inc.	Fund, Inc.
January 31, 2009 (Unaudited)	(MNE)	(MZA)	(MYC)
Assets
Investments at value — unaffiliated[1]	$ 75,413,857	$ 83,555,698	$ 445,121,406
Investments at value — affiliated[2]	6,136,489	7,086,121	15,502,136
Cash	64,388	23,824	12,800
Investments sold receivable	150,000	242,599	—
Interest receivable	940,686	748,137	7,047,802
Prepaid expenses	6,905	3,595	17,800
Total assets	82,712,325	91,659,974	467,701,944

Accrued Liabilities
Investments purchased payable	—	—	4,660,272
Interest expense and fees payable	7,931	—	491,119
Income dividends payable — Common Shares	222,942	259,322	1,171,239
Officer’s and Directors’ payable	80	110	457
Investment advisory fees payable	29,298	36,480	194,797
Other affiliates payable	484	477	2,387
Other liabilities	580	143	—
Other accrued expenses payable	13,794	26,407	92,048
Total accrued liabilities	275,109	322,939	6,612,319

Other Liabilities
Trust certificates[3]	1,379,101	—	63,090,662
Total Liabilities	1,654,210	322,939	69,702,981

Preferred Shares at Redemption Value
$0.10 par value per share at $25,000 per share liquidation preference plus unpaid dividends[4]	29,634,630	40,306,177	126,523,718
Net Assets Applicable to Common Shareholders	$ 51,423,485	$ 51,030,858	$ 271,475,245

Net Assets Applicable to Common Shareholders Consist of
Par value $0.10 per share[5,6]	$ 420,644	$ 454,950	$ 2,129,526
Paid-in capital in excess of par	59,209,468	60,027,636	299,468,879
Undistributed net investment income	278,077	321,140	1,600,852
Accumulated net realized loss	(2,667,271)	(43,567)	(297,656)
Net unrealized appreciation/depreciation	(5,817,433)	(9,729,301)	(31,426,356)
Net Assets Applicable to Common Shareholders	$ 51,423,485	$ 51,030,858	$ 271,475,245
Net asset value of Common Shares	$ 12.22	$ 11.22	$ 12.75
[1] Investments at cost — unaffiliated	$ 81,231,290	$ 93,284,999	$ 476,547,762
[2] Investments at cost — affiliated	$ 6,136,489	$ 7,086,121	$ 15,502,136
[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Shares outstanding:
Series A Shares	—	518	1,735
Series B Shares	—	694	1,735
Series C Shares	—	400	578
Series D Shares	—	—	1,012
Series F7 Shares	1,185	—	—
[5] Common Shares issued and outstanding	4,206,439	4,549,497	21,295,255
[6] Common Shares authorized	200,000,000	200,000,000	200,000,000

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Statements of Assets and Liabilities (concluded)

		BlackRock
	BlackRock	MuniYield
	MuniYield	New Jersey
	Investment Fund	Fund, Inc.
January 31, 2009 (Unaudited)	(MYF)	(MYJ)

Assets
Investments at value — unaffiliated[1]	$ 262,171,929	$ 293,221,298
Investments at value — affiliated[2]	13,315,907	5,980,217
Cash	10,059	83,064
Investments sold receivable	719,367	—
Interest receivable	3,850,839	2,863,125
Other assets	192	445
Prepaid expenses	10,859	9,060
Total assets	280,079,152	302,157,209

Accrued Liabilities
Investments purchased payable	6,472,342	—
Interest expense and fees payable	109,599	55,038
Income dividends payable — Common Shares	786,365	823,788
Officer’s and Directors’/Trustees’ payable	83	92
Investment advisory fees payable	111,545	125,600
Other affiliates payable	1,311	1,768
Other accrued expenses payable	54,878	61,130
Total accrued liabilities	7,536,123	1,067,416

Other Liabilities
Trust certificates[3]	18,260,287	7,645,000
Total Liabilities	25,796,410	8,712,416

Preferred Shares at Redemption Value
$25,000 per share liquidation preference plus unpaid dividends[4]	90,833,654	104,737,894
Net Assets Applicable to Common Shareholders	$ 163,449,088	$ 188,706,899

Net Assets Applicable to Common Shareholders Consist of
Par value $0.10 per share[5,6]	$ 1,355,802	$ 1,420,324
Paid-in capital in excess of par	188,459,518	203,210,124
Undistributed net investment income	465,531	1,686,987
Accumulated net realized loss	(9,953,944)	(1,963,060)
Net unrealized appreciation/depreciation	(16,877,819)	(15,647,476)
Net Assets Applicable to Common Shareholders	$ 163,449,088	$ 188,706,899
Net asset value per share of Common Shares	$ 12.06	$ 13.29
[1] Investments at cost — unaffiliated	$ 279,049,748	$ 308,868,774
[2] Investments at cost — affiliated	$ 13,315,907	$ 5,980,217
[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Shares outstanding:
Series A Shares, par value $0.05 per share	1,816	2,112
Series B Shares, par value $0.05 per share	1,321	1,320
Series C Shares, par value $0.05 per share	496	—
Series C Shares, par value $0.10 per share	—	757
[5] Common Shares issued and outstanding	13,558,024	14,203,242
[6] Common Shares authorized	unlimited	200,000,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

31

Statements of Operations

	BlackRock
	Muni New York	BlackRock	BlackRock
	Intermediate	MuniYield	MuniYield
	Duration	Arizona	California
	Fund	Fund, Inc.	Fund, Inc.
January 31, 2009 (Unaudited)	(MNE)	(MZA)	(MYC)
Investment Income
Interest	$ 2,145,740	$ 2,577,164	$ 11,884,242
Income — affiliated	17,055	15,840	85,214
Total income	2,162,795	2,593,004	11,969,456

Expenses
Investment advisory	230,239	238,975	1,177,893
Commissions for Preferred Shares	37,740	43,426	133,268
Professional	26,917	34,418	58,551
Transfer agent	12,236	19,401	27,229
Accounting services	9,459	17,821	72,840
Registration	6,268	1,009	4,875
Printing	5,850	6,364	26,428
Custodian	4,208	4,916	12,610
Officer and Directors	3,288	3,730	18,450
Miscellaneous	20,212	25,294	41,036

Total expenses excluding interest expense and fees	356,417	395,354	1,573,180
Interest expense and fees[1]	16,492	28,842	888,243
Total expenses	372,909	424,196	2,461,423
Less fees waived by advisor	(50,487)	(9,534)	(27,397)
Total expenses after waiver	322,422	414,662	2,434,026
Net investment income	1,840,373	2,178,342	9,535,430

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(1,744,025)	564,155	362,601
Net change in unrealized appreciation/depreciation on investments	(3,577,595)	(7,767,899)	(21,064,867)
Total realized and unrealized loss	(5,321,620)	(7,203,744)	(20,702,266)

Dividends to Preferred Shareholders From
Net investment income	(587,615)	(676,140)	(2,205,308)
Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$ (4,068,862)	$ (5,701,542)	$ (13,372,144)

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Statements of Operations (concluded)

		BlackRock
	BlackRock	MuniYield
	MuniYield	New Jersey
	Investment Fund	Fund, Inc.
January 31, 2009 (Unaudited)	(MYF)	(MYJ)
Investment Income
Interest	$ 7,035,144	$ 7,954,145
Income — affiliated	30,250	42,893
Total income	7,065,394	7,997,038

Expenses
Investment advisory	705,895	771,720
Commissions for Preferred Shares	100,038	118,498
Professional	44,515	43,964
Accounting services	39,191	45,150
Transfer agent	25,688	26,424
Printing	17,708	19,949
Officer and Directors/Trustees	11,986	14,101
Custodian	9,592	11,638
Registration	5,268	5,226
Miscellaneous	34,944	31,138
Total expenses excluding interest expense and fees	994,825	1,087,808
Interest expense and fees[1]	286,555	182,869
Total expenses	1,281,380	1,270,677
Less fees waived by advisor	(15,446)	(13,463)
Total expenses after waiver	1,265,934	1,257,214
Net investment income	5,799,460	6,739,824

Realized and Unrealized Gain (Loss)
Net realized loss from investments	(3,939,967)	(607,524)
Net change in unrealized appreciation/depreciation on investments	(16,388,373)	(14,781,066)
Total realized and unrealized loss	(20,328,340)	(15,388,590)

Dividends to Preferred Shareholders From
Net investment income	(1,499,365)	(1,723,955)
Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$ (16,028,245)	$ (10,372,721)

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

33

Statements of Changes in Net Assets	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

	Six Months
	Ended	Period
	January 31,	June 1, 2008	Year Ended
	2009	to July 31,	May 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008	2008
Operations
Net investment income	$ 1,840,373	$ 574,639	$ 3,842,387
Net realized loss	(1,744,025)	(172,515)	(616,570)
Net change in unrealized appreciation/depreciation	(3,577,595)	(2,049,285)	(3,001,803)
Dividends to Preferred Shareholders from net investment income	(587,615)	(177,526)	(1,149,537)
Net decrease in net assets applicable to Common Shareholders resulting from operations	(4,068,862)	(1,824,687)	(925,523)

Dividends to Common Shareholders From
Net investment income	(1,337,648)	(445,883)	(2,675,295)

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shares	(5,406,510)	(2,270,570)	(3,600,818)
Beginning of period	56,829,995	59,100,565	62,701,383
End of period	$ 51,423,485	$ 56,829,995	$ 59,100,565
End of period undistributed net investment income	$ 278,077	$ 362,967	$ 411,737

	BlackRock MunYield Arizona Fund, Inc. (MZA)

	Six Months
	Ended	Period
	January 31,	November 1,	Year Ended
	2009	2007 to July 31,	October 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008	2007
Operations
Net investment income	$ 2,178,342	$ 3,275,909	$ 4,276,021
Net realized gain (loss)	564,155	(374,900)	813,164
Net change in unrealized appreciation/depreciation	(7,767,899)	(4,126,989)	(2,857,872)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(676,140)	(885,773)	(1,310,529)
Net realized gain	—	(228,921)	(102,456)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(5,701,542)	(2,340,674)	818,328

Dividends and Distributions to Common Shareholders From
Net investment income	(1,555,607)	(2,327,146)	(3,117,045)
Net realized gain	—	(533,902)	(285,146)
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(1,555,607)	(2,861,048)	(3,402,191)

Capital Share Transactions
Reinvestment of common dividends	70,127	191,164	201,509

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shares	(7,187,022)	(5,010,558)	(2,382,354)
Beginning of period	58,217,880	63,228,438	65,610,792
End of period	$ 51,030,858	$ 58,217,880	$ 63,228,438
End of period undistributed net investment income	$ 321,140	$ 374,545	$ 311,568
See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Statements of Changes in Net Assets	BlackRock MuniYield California Fund, Inc. (MYC)

	Six Months
	Ended	Period
	January 31,	November 1,	Year Ended
	2009	2007 to July 31,	October 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008	2007
Operations
Net investment income	$ 9,535,430	$ 14,610,706	$ 19,905,518
Net realized gain	362,601	952,926	347,077
Net change in unrealized appreciation/depreciation	(21,064,867)	(19,656,431)	(10,806,382)
Dividends to Preferred Shareholders from net investment income	(2,205,308)	(4,297,338)	(6,115,916)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(13,372,144)	(8,390,137)	3,330,297

Dividends to Common Shareholders From
Net investment income	(7,154,993)	(10,541,151)	(14,097,459)

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shares	(20,527,137)	(18,931,288)	(10,767,162)
Beginning of period	292,002,382	310,933,670	321,700,832
End of period	$ 271,475,245	$ 292,002,382	$ 310,933,670
End of period undistributed net investment income	$ 1,600,852	$ 1,425,723	$ 1,349,213

	BlackRock MunYield Investment Fund (MYF)

	Six Months
	Ended	Period
	January 31,	November 1,	Year Ended
	2009	2007 to July 31,	October 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008	2007
Operations
Net investment income	$ 5,799,460	$ 9,905,043	$ 13,472,485
Net realized gain (loss)	(3,939,967)	(2,127,402)	365,993
Net change in unrealized appreciation/depreciation	(16,388,373)	(10,593,132)	(8,146,519)
Dividends to Preferred Shareholders from net investment income	(1,499,365)	(2,806,091)	(4,025,743)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(16,028,245)	(5,621,582)	1,666,216

Dividends to Common Shareholders From
Net investment income	(4,837,733)	(7,077,289)	(9,517,733)

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shares	(20,865,978)	(12,698,871)	(7,851,517)
Beginning of period	184,315,066	197,013,937	204,865,454
End of period	$ 163,449,088	$ 184,315,066	$ 197,013,937
End of period undistributed net investment income	$ 465,531	$ 1,003,169	$ 975,376

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2009

35

Statements of Changes in Net Assets	BlackRock MunYield New Jersey Fund, Inc. (MYJ)

	Six Months
	Ended	Period
	January 31,	December 1,	Year Ended
	2009	2007 to July 31,	November 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2008	2007
Operations
Net investment income	$ 6,739,824	$ 8,848,451	$ 14,402,279
Net realized gain (loss)	(607,524)	(292,267)	1,589,868
Net change in unrealized appreciation/depreciation	(14,781,066)	(10,807,922)	(12,322,831)
Dividends to Preferred Shareholders from net investment income	(1,723,955)	(2,640,535)	(4,053,487)
Net decrease in net assets applicable to Common Shareholders resulting from operations	(10,372,721)	(4,892,273)	(384,171)

Dividends to Common Shareholders From
Net investment income	(4,942,729)	(6,670,582)	(9,885,456)

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shares	(15,315,450)	(11,562,855)	(10,269,627)
Beginning of period	204,022,349	215,585,204	225,854,831
End of period	$ 188,706,899	$ 204,022,349	$ 215,585,204
End of period undistributed net investment income	$ 1,686,987	$ 1,613,847	$ 1,964,587

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT

JANUARY 31, 2009

Statement of Cash Flows	BlackRock MunYield California Fund, Inc. (MYC)

Six Months Ended January 31, 2009 (Unaudited)

Cash Provided by Operating Activities
Net decrease in net assets resulting from operations excluding dividends to Preferred Shareholders	$ (11,166,836)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Decrease in interest receivable	465,301
Increase in other liabilities	78,491
Net realized and unrealized loss	20,702,266
Amortization of premium and discount on investments	517,976
Proceeds from sales of long-term securities	79,761,119
Purchases of long-term securities	(49,148,559)
Net Purchases of short-term investments	(11,088,879)
Cash provided by operating activities	30,120,879

Cash Used for Financing Activities
Cash receipts from trust certificates	1,436,248
Cash payments for trust certificates	(22,181,647)
Cash dividends paid to Common Shareholders	(7,154,993)
Cash dividends paid to Preferred Shareholders	(2,263,492)
Cash used for financing activities	(30,163,884)

Cash
Net decrease in cash	(43,005)
Cash at beginning of period	55,805
Cash at end of period	$ 12,800

Cash Flow Information
Cash paid for interest	$ 735,487

See Notes to Financial Statements. SEMI-ANNUAL REPORT JANUARY 31, 2009 37

Financial Highlights			BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

	Six Months						Period
	Ended	Period					August 1, 2003[1]
				Year Ended May 31,
	January 31, 2009	June 1, 2008					to May 31,
	(Unaudited)	to July 31, 2008	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 13.51	$ 14.05	$ 14.91	$ 14.66	$ 15.05	$ 14.45	$ 14.33
Net investment income	0.44[2]	0.14[2]	0.91[2]	0.90[2]	0.87[2]	0.85[2]	0.68
Net realized and unrealized gain (loss)	(1.27)	(0.53)	(0.86)	0.24	(0.37)	0.58	0.19
Dividends to Preferred Shareholders
from net investment income	(0.14)	(0.04)	(0.27)	(0.25)	(0.20)	(0.11)	(0.06)
Net increase (decrease) from investment operations .	(0.97)	(0.43)	(0.22)	0.89	0.30	1.32	0.81
Dividends to Common Shareholders
from net investment income	(0.32)	(0.11)	(0.64)	(0.64)	(0.69)	(0.72)	(0.54)
Capital changes with respect to issuance
of Common Shares	—	—	—	—	—	—	(0.03)
Capital changes with respect to issuance
of Preferred Shares	—	—	—	—	—	—	(0.12)
Net asset value, end of period	$ 12.22	$ 13.51	$ 14.05	$ 14.91	$ 14.66	$ 15.05	$ 14.45
Market price, end of period	$ 10.17	$ 12.12	$ 12.81	$ 13.93	$ 13.03	$ 13.44	$ 12.79

Total Investment Return[3]
Based on net asset value	(6.67)%[4]	(3.01)%[4]	(1.10)%	6.57%	2.52%	9.99%	4.71%[4]
Based on market price	(13.41)%[4]	(4.56)%[4]	(3.48)%	12.02%	2.03%	10.97%	(11.46)%[4]

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and
excluding interest expense and fees[5,6]	1.17%[7]	1.11%[8]	1.04%	1.08%	1.10%	1.15%	0.81%[7]
Total expenses after waiver and fees paid indirectly[6]	1.23%[7]	1.15%[8]	1.04%	1.08%	1.10%	1.15%	0.81%[7]
Total expenses[6]	1.43%[7]	1.39%[8]	1.28%	1.31%	1.33%	1.38%	1.19%[7]
Net investment income[6]	7.04%[7]	6.36%[8]	6.31%	6.01%	5.89%	5.75%	5.40%[7]
Dividends to Preferred Shareholders	2.25%[7]	1.84%[8]	1.89%	1.66%	1.32%	0.77%	0.45%[7]
Net investment income to Common Shareholders	4.79%[7]	4.52%[8]	4.42%	4.35%	4.57%	4.98%	4.95%[7]

Supplemental Data
Net assets applicable to Common Shares,
end of period (000)	$ 51,423	$ 56,830	$ 59,101	$ 62,701	$ 61,672	$ 63,290	$ 60,778
Preferred Shares outstanding at liquidation
preference, end of period (000)	$ 29,625	$ 29,625	$ 31,000	$ 31,000	$ 31,000	$ 31,000	$ 31,000
Portfolio turnover	10%	2%	21%	29%	49%	17%	21%
Asset coverage per Preferred Share	$ 68,403	$ 72,970[9]	$ 72,676[9]	$ 75,573[9]	$ 74,740[9]	$ 76,040[9]	$ 74,020[9]

1 Commencement of operations.
2 Based on average shares outstanding.
3 Total investment returns based on market value, which can be significantly greater or lesser than net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the
Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

6 Do not reflect the effect of dividends to Preferred Shareholders.
7 Annualized.
8 Annualized. Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratio of the total expenses after waiver and fees paid indirectly and excluding interest expense and fees, total expenses after waiver and fees paid indirectly, total expenses after waiver and before fees paid indirectly, total expenses, net investment income and net investment income available to Common Shareholders would have been 1.50%,
1.55%, 1.55%, 1.79%, 5.96% and 4.12%, respectively.
9 Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements. 38 SEMI-ANNUAL REPORT JANUARY 31, 2009

Financial Highlights				BlackRock MuniYield Arizona Fund, Inc. (MZA)

	Six Months	Period
	Ended	November 1,
	January 31, 2009	2007 to July 31,		Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 12.81	$ 13.96	$ 14.53	$ 14.39	$ 15.04	$ 14.64	$ 14.53
Net investment income[1]	0.48	0.72	0.95	0.98	0.97	0.98	1.00
Net realized and unrealized gain (loss)	(1.58)	(1.00)	(0.46)	0.36	(0.49)	0.40	0.05
Dividends and distributions to Preferred
Shareholders from:
Net investment income	(0.15)	(0.19)	(0.29)	(0.26)	(0.14)	(0.06)	(0.06)
Net realized gain	—	(0.05)	(0.02)	(0.02)	(0.00)[2]	—	—
Net increase (decrease) from investment operations	(1.25)	(0.52)	0.18	1.06	0.34	1.32	0.99
Dividends and distributions to Common
Shareholders from:
Net investment income	(0.34)	(0.51)	(0.69)	(0.80)	(0.92)	(0.92)	(0.88)
Net realized gain	—	(0.12)	(0.06)	(0.12)	(0.02)	—	—
Total dividends and distributions to Common
Shareholders	(0.34)	(0.63)	(0.75)	(0.92)	(0.94)	(0.92)	(0.88)
Capital changes with respect to issuance
of Preferred Shares	—	—	—	0.00[3]	(0.05)	—	—
Net asset value, end of period	$ 11.22	$ 12.81	$ 13.96	$ 14.53	$ 14.39	$ 15.04	$ 14.64
Market price per share, end of period	$ 10.02	$ 13.94	$ 13.66	$ 14.79	$ 16.03	$ 15.10	$ 14.13

Total Investment Return[4]
Based on net asset value	(9.52)%[5]	(3.79)%[5]	1.29%	7.47%	1.91%	9.40%	7.19%
Based on market price	(25.75)%[5]	6.99%[5]	(2.63)%	(1.80)%	13.07%	13.80%	13.45%

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after waiver and excluding interest
expense and fees[6,7]	1.47%[8]	1.40%[8]	1.37%	1.33%	1.20%	1.19%	1.18%
Total expenses after waiver[7]	1.58%[8]	1.59%[8]	1.75%	1.70%	1.51%	1.39%	1.37%
Total expenses[7]	1.62%[8]	1.61%[8]	1.76%	1.71%	1.52%	1.40%	1.38%
Net investment income[7]	8.30%[8]	7.19%[8]	6.65%	6.90%	6.54%	6.65%	6.79%
Dividends to Preferred Shareholders	2.58%[8]	1.94%[8]	2.04%	1.83%	0.91%	0.42%	0.42%
Net investment income to Common Shareholders	5.72%[8]	5.25%[8]	4.61%	5.07%	5.63%	6.23%	6.37%

Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 51,031	$ 58,218	$ 63,228	$ 65,611	$ 64,630	$ 67,217	$ 65,234
Preferred Shares outstanding at liquidation preference,
end of period (000)	$ 40,300	$ 40,300	$ 40,300	$ 40,300	$ 40,300	$ 30,300	$ 30,300
Portfolio turnover	20%	13%	31%	31%	28%	21%	24%
Asset coverage per Preferred Share, end of period	$ 56,661	$ 61,122[9]	$ 64,232[9]	$ 65,708[9]	$ 65,098[9]	$ 80,464[9]	$ 78,825[9]

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Amount is less than $0.01 per share.
4 Total investment returns based on market value, which can be significantly greater or lesser than net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
5 Aggregate total investment return.

6 Interest expense and fees relate to tender option bond trusts. See Note 1 of the
Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
7 Do not reflect the effect of dividends to Preferred Shareholders.
8 Annualized.
9 Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements. SEMI-ANNUAL REPORT JANUARY 31, 2009 39

Financial Highlights				BlackRock MuniYield California Fund, Inc. (MYC)

	Six Months	Period
	Ended	November 1,
	January 31, 2009	2007 to July 31,		Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 13.71	$ 14.60	$ 15.11	$ 14.73	$ 15.27	$ 15.17	$ 15.14
Net investment income[1]	0.45	0.69	0.93	0.96	0.93	1.02	1.06
Net realized and unrealized gain (loss)	(0.97)	(0.88)	(0.49)	0.37	(0.46)	0.12	0.04
Dividends and distributions to Preferred
Shareholders from:
Net investment income	(0.10)	(0.20)	(0.29)	(0.25)	(0.13)	(0.07)	(0.10)
Net realized gain	—	—	—	—	—	—	(0.00)[2]
Net increase (decrease) from investment
operations	(0.62)	(0.39)	0.15	1.08	0.34	1.07	1.00
Dividends and distributions to Common
Shareholders from:
Net investment income	(0.34)	(0.50)	(0.66)	(0.70)	(0.86)	(0.97)	(0.97)
Net realized gain	—	—	—	—	—	—	(0.00)[2]
Total dividends and distributions to
Common Shareholders	(0.34)	(0.50)	(0.66)	(0.70)	(0.86)	(0.97)	(0.97)
Capital changes with respect to issuance
of Preferred Shares	—	—	—	0.00[3]	(0.02)	—	—
Net asset value, end of period	$ 12.75	$ 13.71	$ 14.60	$ 15.11	$ 14.73	$ 15.27	$ 15.17
Market price per share, end of period	$ 10.66	$ 13.07	$ 13.25	$ 14.00	$ 13.37	$ 14.43	$ 14.15

Total Investment Return[4]
Based on net asset value	(4.00)%[5]	(2.55)%[5]	1.36%	8.03%	2.59%	7.74%	7.14%
Based on market price	(15.81)%[5]	2.37%[5]	(0.72)%	10.28%	(1.46)%	9.16%	4.64%

Ratios Based on Average Net Assets Applicable to Common Stock
Total expenses after waiver and excluding interest
expense and fees[6,7]	1.15%[8]	1.06%[8]	1.06%	1.06%	0.98%	0.96%	0.95%
Total expenses after waiver[7]	1.80%[8]	1.45%[8]	1.75%	1.51%	1.13%	1.12%	1.16%
Total expenses[7]	1.82%[8]	1.49%[8]	1.77%	1.52%	1.13%	1.12%	1.17%
Net investment income[7]	7.07%[8]	6.24%[8]	6.29%	6.51%	6.16%	6.79%	6.93%
Dividends to Preferred Shareholders	1.58%[8]	1.83%[8]	1.93%	1.70%	0.84%	0.44%	0.63%
Net investment income to Common Shareholders	5.49%[8]	4.41%[8]	4.36%	4.81%	5.32%	6.35%	6.30%

Supplemental Data

Net assets applicable to Common Shareholders,
end of period (000)	$ 271,475	$ 292,002	$ 310,934	$ 321,701	$ 313,708	$ 325,204	$ 323,155
Preferred Shares outstanding at liquidation preference,
end of period (000)	$ 126,500	$ 126,500	$ 175,000	$ 175,000	$ 175,000	$ 140,000	$ 140,000
Portfolio turnover	14%	30%	41%	39%	53%	29%	18%
Asset coverage per Preferred Share, end of period	$ 78,656	$ 82,724[9]	$ 69,452[9]	$ 70,985[9]	$ 69,818[9]	$ 81,875[9]	$ 82,706[9]

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Amount is less than $0.01 per share.
4 Total investment returns based on market value, which can be significantly greater or lesser than net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
5 Aggregate total investment return.

6 Interest expense and fees relate to tender option bond trusts. See Note 1 of the
Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
7 Do not reflect the effect of dividends to Preferred Shareholders.
8 Annualized.
9 Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements. 40 SEMI-ANNUAL REPORT JANUARY 31, 2009

Financial Highlights				BlackRock MuniYield Investment Fund (MYF)

	Six Months	Period
	Ended	November 1,
	January 31, 2009	2007 to July 31,		Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 13.59	$ 14.53	$ 15.11	$ 14.91	$ 15.27	$ 14.97	$ 14.97
Net investment income[1]	0.43	0.73	0.99	0.99	0.98	1.00	1.06
Net realized and unrealized gain (loss)	(1.49)	(0.94)	(0.57)	0.28	(0.26)	0.29	(0.07)
Dividends to Preferred Shareholders from
net investment income	(0.11)	(0.21)	(0.30)	(0.26)	(0.14)	(0.07)	(0.07)
Net increase (decrease) from investment
operations	(1.17)	(0.42)	0.12	1.01	0.58	1.22	0.92
Dividends to Common Shareholders from
net investment income	(0.36)	(0.52)	(0.70)	(0.81)	(0.92)	(0.92)	(0.92)
Capital changes with respect to issuance
of Preferred Shares	—	—	—	(0.00)[2]	(0.02)	—	—
Net asset value, end of period	$ 12.06	$ 13.59	$ 14.53	$ 15.11	$ 14.91	$ 15.27	$ 14.97
Market price per share, end of period	$ 10.37	$ 11.91	$ 12.86	$ 14.35	$ 14.93	$ 14.28	$ 13.80

Total Investment Return[3]
Based on net asset value	(8.03)%[4]	(2.52)%[4]	1.21%	7.24%	3.98%	8.99%	6.76%
Based on market price	(9.77)%[4]	(3.48)%[4]	(5.68)%	1.71%	11.34%	10.57%	10.44%

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after waiver and excluding interest
expense and fees[5,6]	1.16%[7]	1.10%[7]	1.10%	1.09%	1.05%	1.03%	1.04%
Total expenses after waiver[6]	1.50%[7]	1.40%[7]	1.46%	1.42%	1.25%	1.18%	1.18%
Total expenses[6]	1.52%[7]	1.42%[7]	1.47%	1.44%	1.25%	1.19%	1.19%
Net investment income[6]	6.89%[7]	6.77%[7]	6.72%	6.63%	6.46%	6.67%	7.01%
Dividends to Preferred Shareholders	1.71%[7]	1.92%[7]	2.01%	1.75%	0.95%	0.48%	0.45%
Net investment income to Common Shareholders	5.18%[7]	4.85%[7]	4.71%	4.88%	5.51%	6.19%	6.56%

Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 163,449	$ 184,315	$ 197,014	$ 204,865	$ 202,042	$ 206,895	$ 202,890
Preferred Shares outstanding at liquidation preference,
end of period (000)	$ 90,825	$ 90,825	$ 110,000	$ 110,000	$ 110,000	$ 95,000	$ 95,000
Portfolio turnover	16%	22%	25%	46%	42%	33%	35%
Asset coverage per Preferred Share, end of period	$ 69,992	$ 75,742[8]	$ 69,790[8]	$ 71,574[8]	$ 70,920[8]	$ 79,446[8]	$ 78,392[8]

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than net asset value, may result in substantially different returns.
  Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6 Do not reflect the effect of dividends to Preferred Shareholders.
7 Annualized.
8 Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements. SEMI-ANNUAL REPORT JANUARY 31, 2009 41

Financial Highlights				BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

	Six Months	Period
	Ended	December 1,
	January 31, 2009	2007 to July 31,		Year Ended November 30,
	(Unaudited)	2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 14.36	$ 15.18	$ 15.90	$ 15.37	$ 15.25	$ 15.39	$ 14.84
Net investment income[1]	0.47	0.62	1.01	1.00	1.01	1.06	1.05
Net realized and unrealized gain (loss)	(1.07)	(0.79)	(0.74)	0.54	0.18	(0.14)	0.52
Dividends to Preferred Shareholders from
net investment income	(0.12)	(0.18)	(0.29)	(0.25)	(0.16)	(0.08)	(0.06)
Net increase (decrease) from investment
operations	(0.72)	(0.35)	(0.02)	1.29	1.03	0.84	1.51
Dividends to Common Shareholders from
net investment income	(0.35)	(0.47)	(0.70)	(0.76)	(0.91)	(0.96)	(0.96)
Capital changes with respect to issuance
of Preferred Shares	—	—	—	—	(0.00)[2]	(0.02)	—
Net asset value, end of period	$ 13.29	$ 14.36	$ 15.18	$ 15.90	$ 15.37	$ 15.25	$ 15.39
Market price per share, end of period	$ 11.72	$ 13.52	$ 13.66	$ 15.47	$ 14.38	$ 14.73	$ 14.34

Total Investment Return[3]
Based on net asset value	(4.59)%[4]	(2.17)%[4]	0.11%	8.83%	7.08%	5.84%	10.81%
Based on market price	(10.64)%[4]	2.35%[4]	(7.41)%	13.17%	3.72%	9.72%	8.90%

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after waiver and excluding
interest expense and fees[5,6]	1.13%[7]	1.13%[7]	1.10%	1.09%	1.09%	1.02%	1.02%
Total expenses after waiver[6]	1.32%[7]	1.20%[7]	1.27%	1.44%	1.39%	1.24%	1.21%
Total expenses[6]	1.34%[7]	1.22%[7]	1.28%	1.44%	1.39%	1.25%	1.22%
Net investment income[6]	7.10%[7]	6.27%[7]	6.56%	6.50%	6.47%	6.94%	6.94%
Dividends to Preferred Shareholders	1.82%[7]	1.85%[7]	1.85%	1.65%	1.05%	0.50%	0.40%
Net investment income to Common Shareholders	5.28%[7]	4.42%[7]	4.71%	4.85%	5.42%	6.44%	6.54%

Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 188,707	$ 204,022	$ 215,585	$ 225,855	$ 218,250	$ 216,618	$ 218,642
Preferred Shares outstanding at liquidation preference,
end of period (000)	$ 104,725	$ 104,725	$ 119,000	$ 119,000	$ 119,000	$ 119,000	$ 97,500
Portfolio turnover	7%	11%	18%	9%	32%	14%	26%
Asset coverage per Preferred Share, end of period	$ 70,051	$ 73,709[8]	$ 70,305[8]	$ 72,452[8]	$ 70,858[8]	$ 70,514[8]	$ 81,062[8]

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than net asset value, may result in substantially different returns.
  Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6 Do not reflect effect of dividends to Preferred Shareholders.
7 Annualized.
8 Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements. 42 SEMI-ANNUAL REPORT JANUARY 31, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Muni New York Intermediate Duration Fund, Inc. (“Muni New
York”), BlackRock MuniYield Arizona Fund, Inc. (“MuniYield Arizona”),
BlackRock MuniYield California Fund, Inc. (“MuniYield California”),
BlackRock MuniYield Investment Fund (formerly BlackRock MuniYield
Florida Fund) (“MuniYield Investment”) and BlackRock MuniYield New
Jersey Fund, Inc. (“MuniYield New Jersey”) (the “Funds” or individually as the “Fund”), are registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as non-diversified, closed-end management investment companies. BlackRock Muni New York
Intermediate Duration Fund, Inc., BlackRock MuniYield Arizona Fund,
Inc., BlackRock MuniYield California Fund, Inc. and BlackRock MuniYield
New Jersey Fund, Inc. are organized as Maryland corporations. BlackRock
MuniYield Investment Fund is organized as a Massachusetts business trust. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.
Actual results may differ from these estimates. The Funds determine, and make available for publication, the net asset values of their Common
Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Fund’s Board of Directors/Trustees (the “Board”).
In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relation-
ships between investments. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by each Fund’s Board as reflecting fair value (“Fair
Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subse-
quently reported to the Board or a committee thereof.

Forward Commitments and When-issued Delayed Delivery Securities:
The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securi-
ties under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchas-
ing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds
leverage their assets through the use of tender option bond trusts
(“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the Funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which the Trust has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB
Residuals”), which are generally issued to the participating Funds that made the transfer. The TOB Residuals held by the Funds include the right of the Funds (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and
(2) to transfer, within seven days, a corresponding share of the munici-
pal bonds from the TOB to the Funds. The TOB may also be terminated without the consent of the Funds upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bonds, a substantial down grade in credit quality of the municipal bonds, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bonds or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Fund, which typically invests the cash in additional municipal bonds. The Funds’
transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are pre-
sented in the Fund’s Schedule of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown on the
Statements of Assets and Liabilities as trust certificates.

SEMI-ANNUAL REPORT JANUARY 31, 2009 43

Notes to Financial Statements (continued)

Interest income from the underlying security is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At January 31, 2009, the aggregate value of the underlying municipal securities transferred to TOBs, the related liabil-
ity for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

			Underlying
			Municipal
	Liability for	Range of	Securities
	Trust	Interest	Transferred
	Certificates	Rates	to TOBs
Muni New York	$ 1,379,101	2.275%	$ 1,888,836
		1.852% –
MuniYield California	$63,090,662	2.945%	$114,391,743
		0.540% –
MuniYield Investment	$18,260,287	3.174%	$ 35,884,710
		2.412% –
MuniYield New Jersey	$ 7,645,000	3.351%	$ 13,058,636

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds when interest rates rise, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Trusts’ investment in TOBs may adversely affect the Funds’ investment income and distributions to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Funds’ net asset value per share.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experi-
ence greater volatility in market value than similar maturity debt obliga-
tions which provide for regular interest payments.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. Each Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are record-
ed on the ex-dividend dates. Dividends and distributions to
holders of Preferred Shares are accrued and determined as described in Note 5.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for the four years ended December 31, 2008. The statutes of limitations on the
Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each of the Funds’ Board, non-interested Directors/Trustees
(“Independent Trustees”) defer a portion of their annual complex-
wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the
Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees
had invested the deferred amounts directly in other certain BlackRock
Closed-End Funds.

The deferred compensation plan is not funded and obligations there-
under represent general unsecured claims against the general assets of each Fund. Each Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the
Independent Trustees in order to match its deferred compensation obligations. Investments to cover each Fund’s deferred compensation liability are included in other assets on the Statements of Assets and
Liabilities. Dividends and distributions from the BlackRock Closed-End
Fund investments under the plan are included in income — affiliated on the Statements of Operations.

Other: Expenses directly related to each Fund are charged to that
Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appro-
priate methods.

44 SEMI-ANNUAL REPORT JANUARY 31, 2009

Notes to Financial Statements (continued)

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

Each Fund entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. As of January 31, 2009, The PNC Financial
Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”)
are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill
Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Funds under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, Muni New York pays the Advisor a monthly fee at an annual rate of 0.55%, and MuniYield Arizona, MuniYield California, MuniYield
Investment and MuniYield New Jersey pay 0.50% of each Fund’s average daily net assets. Average daily net assets is the average daily value of each Fund’s total assets minus the sum of its accrued liabilities.

The Advisor has contractually agreed to waive a portion of its fee during the first seven years of Muni New York’s operations ending July 2010, as follows:

Fee Waiver
(As a Percentage
of Average Daily
Net Assets)
Years 1 through 5	0.15%
Year 6	0.10%
Year 7	0.05%
Year 8 and thereafter	0.00%

The Advisor has not agreed to waive any portion of its fee beyond
July 31, 2010.

Such waivers are included in fees waived by advisor on the Statements of Operations:

Fees Waived
by Advisor
Muni New York	$41,862

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Advisor indirectly through its investment in affiliated money market funds for a portion of the period. This amount is shown on the Statements of Operations as fees waived by advisor. For the six months ended January 31, 2009, the amounts were as follows:

Amount
Muni New York	$ 8,625
MuniYield Arizona	$ 9,534
MuniYield California	$ 27,397
MuniYield Investment	$ 15,446
MuniYield New Jersey	$ 13,463

The Advisor has entered into separate sub-advisory agreements with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Advisor, with respect to each Fund, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid the Funds to the Advisor.

For the six months ended January 31, 2009, the Funds reimbursed the
Advisor for certain accounting services in the following amounts, which are included in accounting services in the Statements of Operations:

Amount
Muni New York	$ 739
MuniYield Arizona	$ 859
MuniYield California	$3,981
MuniYield Investment	$2,395
MuniYield New Jersey	$3,179

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances.

Certain officers and/or directors/trustees of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates. The Funds reimburse the Advisor for compensation paid to the Funds’ Chief
Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended January 31, 2009 were as follows:

	Purchases	Sales
Muni New York	$7,366,840	$12,082,981
MuniYield Arizona	$17,720,604	$26,050,883
MuniYield California	$53,808,831	$79,609,143
MuniYield Investment	$44,691,680	$64,930,676
MuniYield New Jersey	$19,699,485	$31,643,424

4. Concentration, Market and Credit Risk:

Each Fund invests a substantial amount of its assets in issuers located in a single state or limited number of states. Please see each Fund’s
Schedule of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

SEMI-ANNUAL REPORT JANUARY 31, 2009 45

Notes to Financial Statements (continued)

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obliga-
tions (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in each
Fund’s Statements of Assets and Liabilities.

5. Capital Share Transactions:

Each Fund is authorized to issue 200,000,000 (MuniYield Investment is authorized to issue an unlimited amount) of shares, including
Preferred Shares, par value $0.10 per share, all of which were initially classified as Common Shares. Each Board is authorized, however, to reclassify any unissued shares of Common Shares without approval of
Common Shareholders.

Common Shares

Muni New York

Shares issued and outstanding for the six months ended January 31,
2009, the period June 1, 2008 to July 31, 2008 and the year ended
May 31, 2008 remained constant.

MuniYield Arizona

Shares issued and outstanding for the six months ended January 31,
2009, the period November 1, 2007 to July 31, 2008 and the year ended October 31, 2007 increased by 5,538, 14,368 and 13,972, respectively, as a result of dividend reinvestment.

MuniYield California

Shares issued and outstanding for the six months ended January 31,
2009, the period November 1, 2007 to July 31, 2008 and the year ended October 31, 2007 remained constant.

MuniYield Investment

Shares issued and outstanding for the six months ended January 31,
2009, the period November 1, 2007 to July 31, 2008 and the year ended October 31, 2007 remained constant.

MuniYield New Jersey

Shares issued and outstanding for the six months ended January 31,
2009, the period December 1, 2007 to July 31, 2008 and the year ended November 30, 2007 remained constant.

Preferred Shares

The Preferred Shares are redeemable at the option of each Fund, in whole or in part, on any dividend payment date at its liquidation prefer-
ence per share plus any accumulated or unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relat-
ing to the composition of the assets and liabilities of a Fund, as set forth in the Fund’s Articles Supplementary or Certificate of Designation as
applicable, are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class.
However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors/Trustees for each Fund. In addi-
tion, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s subclassification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an invest-
ment company.

The Funds had the following series of Preferred Shares outstanding and effective yields at January 31, 2009:

	Muni	MuniYield	MuniYield
	New York	Arizona	California
Series A	—	0.746%[1]	0.655%[1]
Series B	—	0.655%[1]	0.746%[1]
Series C	—	1.695%[2]	0.640%[1]
Series D	—	—	1.695%[2]
Series F7	1.695%[2]	—	—

		MuniYield	MuniYield
		Investment	New Jersey
Series A1		0.746%	1.751%
Series B1		0.716%	0.746%
Series C2		1.765%	0.640%

1 The maximum applicable rate on this series of Preferred Shares is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P
30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.
2 The maximum applicable rate on this series of Preferred Shares is the higher of 110% plus or times (i) the Telerate/BAA LIBOR or (ii) 90% of the Kenny S&P
30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.

All series of the Funds had a reset frequency of seven days except
MuniYield California’s Series A and Series C, which have a reset fre-
quency of 28 days. Dividends on seven-day Preferred Shares are cumu-
lative at a rate that is reset every seven days based on the results of an auction. Dividends on 28 day Preferred Shares are cumulative at a rate that is reset every 28 days based on the results of an auction.

46 SEMI-ANNUAL REPORT JANUARY 31, 2009

Notes to Financial Statements (continued)

If the Preferred Shares fail to clear the auction on an auction date, the affected Fund is required to pay the maximum applicable rate on the
Preferred Shares to holders of such shares for each successive dividend period until such time as the shares are successfully auctioned. The maximum applicable rate on the Preferred Shares is footnoted as appli-
cable on the above chart. During the six months ended January 31,
2009, the Preferred Shares of the Funds were not successfully auctioned.
The low, high and average dividend rates on the Preferred Shares of each
Fund for the six months ended January 31, 2009 were as follows:

Muni New York
	Low	High	Average
Series F7	1.64%	11.76%	4.192%

MuniYield Arizona
	Low	High	Average
Series A	0.64%	12.57%	3.12%
Series B	0.59%	10.21%	3.10%
Series C	1.64%	11.76%	3.91%

MuniYield California
	Low	High	Average
Series A	0.655%	8.651%	3.219%
Series B	0.640%	12.565%	3.113%
Series C	0.640%	12.565%	3.837%
Series D	1.640%	10.377%	3.914%

MuniYield Investment
	Low	High	Average
Series A	0.640%	12.565%	3.266%
Series B	0.594%	12.261%	3.099%
Series C	1.640%	11.415%	3.889%

MuniYield New Jersey
	Low	High	Average
Series A	0.64%	12.565%	3.08%
Series B	0.594%	11.347%	3.06%
Series C	1.640%	10.377%	3.91%

For the six months ended January 31, 2009, the Preferred Shares of each Fund failed to clear any auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.594% to 12.565% . A failed auction is not an event of default for the Funds but has a negative impact on the liquidity of Preferred Shares.
A failed auction occurs when there are more sellers of a fund’s auction rate preferred shares than buyers. It is impossible to predict how long this imbalance will last. A successful auction for each Fund’s Preferred
Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shares may not have the ability to sell the Preferred
Shares at its liquidation preference.

A Fund may not declare dividends or make other distributions on
Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

Prior to December 22, 2008, the Fund paid commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%, calculated on the aggregated principal amount. As of December 22,
2008, commissions paid to broker-dealers on preferred shares that experienced a failed auction were reduced to 0.15% on the aggregate principal amount. The Funds will continue to pay commissions of 0.25%
on the aggregate principal amount of all shares that successfully clear their auctions. Merrill Lynch, Pierce, Fenner & Smith Incorporated
(“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, earned com-
missions for the period August 1, 2008 through December 31, 2008 as follows:

Commissions
Muni New York	$ 62,802
MuniYield Arizona	$ 59,616
MuniYield California	$ 116,901
MuniYield Investment	$ 139,630
MuniYield New Jersey	$ 139,715

Subsequent to that date, neither MLPF&S or Merrill Lynch are consid-
ered affiliates of the Funds.

On June 4, 2008 and June 17, 2008, the following Funds announced redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date.

	Redemption	Shares	Aggregate
Muni New York	Date	Redeemed	Principal
Series F7	6/23/08	55	$ 1,375,000

	Redemption	Shares	Aggregate
MuniYield California	Date	Redeemed	Principal
Series A	7/10/08	665	$16,625,000
Series B	6/19/08	665	$16,625,000
Series C	7/03/08	222	$ 5,550,000
Series D	6/24/08	388	$ 9,700,000

	Redemption	Shares	Aggregate
MuniYield Investment	Date	Redeemed	Principal
Series A	6/19/08	384	$ 9,600,000
Series B	6/27/08	279	$ 6,975,000
Series C	6/25/08	104	$ 2,600,000

	Redemption	Shares	Aggregate
MuniYield New Jersey	Date	Redeemed	Principal
Series A	6/26/08	288	$ 7,200,000
Series B	6/25/08	180	$ 4,500,000
Series C	6/24/08	103	$ 2,275,000

SEMI-ANNUAL REPORT JANUARY 31, 2009 47

Notes to Financial Statements (concluded)

The Funds financed the Preferred Share redemptions with cash received from TOB transactions.

Shares issued and outstanding during the six months ended January 31,
2009, years ended May 31, 2007 and May 31, 2006 for Muni New York,
October 31, 2007 and October 31, 2006 for MuniYield Arizona, Muni-
Yield California and MuniYield Investment and November 30, 2007 and
November 30, 2006 for MuniYield New Jersey remained constant.

6. Capital Loss Carryforward:

As of July 31, 2008, the Funds had capital loss carryforwards avail-
able to offset future realized capital gains through the indicated year of expiration:

	Muni
	New York
Expires	Intermediate	MuniYield	MuniYield
July 31,	Duration	Arizona	California
2011	—	—	$178,107
2012	$ 134,161	—	—
2015	$ 25,350	—	—
2016	$ 739,187	$433,955	$393,490
Total	$ 898,698	$433,955	$571,597

		MuniYield	MuniYield
		Investment	New Jersey
2012		$1,474,937	$239,556
2016		$2,101,744	$104,422
Total		$3,576,681	$343,978

7. Subsequent Events:

Each Fund paid a net investment income dividend to holders of its
Common Shares on March 2, 2009 to shareholders of record on
February 13, 2009. The amount of the net investment income dividend per share was as follows:

Distribution
Per Share
Muni New York	$0.053000
MuniYield Arizona	$0.057000
MuniYield California	$0.055000
MuniYield Investment	$0.058000
MuniYield New Jersey	$0.058000

The dividends declared on Preferred Shares for the period August 1,
2008 to January 31, 2009 were as follows:

	Muni	MuniYield	MuniYield
	New York	Arizona	California
Series A	—	$ 7,621	$24,576
Series B	—	$ 9,802	$25,526
Series C	—	$13,621	$ 7,527
Series D	—	—	$34,367
Series F7	$40,351	—	—

		MuniYield	MuniYield
		Investment	New Jersey
Series A		$26,718	$31,073
Series B		$19,389	$18,657
Series C		$16,839	$25,708

48 SEMI-ANNUAL REPORT JANUARY 31, 2009

Officers and Directors/Trustees

Richard E. Cavanagh, Chairman of the Board and Director/Trustee
Karen . Robards, Vice Chair of the Board, Chair of the
Audit Committee and Director/Trustee
G. Nicholas Beckwith, III, Director/Trustee
Richard S. Davis, Director/Trustee
Kent Dixon, Director/Trustee
Frank J. Fabozzi, Director/Trustee
Kathleen F. Feldstein, Director/Trustee
James T. Flynn, Director/Trustee
Henry Gabbay, Director/Trustee
Jerrold B. Harris, Director/Trustee
R. Glenn Hubbard, Director/Trustee
W. Carl Kester, Director/Trustee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

For All Funds:

Accounting Agent Legal Counsel
State Street Bank and Skadden, Arps, Slate, Meagher & Flom LLP
Trust Company New York, NY 10036
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

BlackRock Muni New York Intermediate Duration Fund, Inc.:
Custodian Auction Agent
State Street Bank and Preferred Shares
Trust Company BNY Mellon Shareowner Services
Boston, MA 02101 Jersey City, NJ 07310

Transfer Agent
Common Shares
Computershare Trust Company, N.A.
Providence, RI 02940

BlackRock MuniYield Arizona Fund, Inc.,
BlackRock MuniYield California Fund, Inc.,
BlackRock MuniYield Investment Fund and
BlackRock MuniYield New Jersey Fund, Inc.:

Custodian Transfer Agent and Auction Agent
The Bank of New York Mellon Common and Preferred Shares
New York, NY 10286 BNY Mellon Shareowner Services
Jersey City, NJ 07310

Effective January 1, 2009, Robert S. Salomon, Jr. retired as Director/Trustee of the Funds. The Board wishes Mr. Salomon well in his retirement.

Additional Information

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month.

As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the
Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website into this report.

SEMI-ANNUAL REPORT JANUARY 31, 2009 49

Additional Information (continued)

Proxy Results
The Annual Meeting of Shareholders was held on September 12, 2008 for shareholders of record on July 14, 2008 to elect director/trustee nominees of each Fund/Trust:

Approved the Directors/Trustees as follows:
	G. Nicholas Beckwith, III		Kent Dixon		R. Glenn Hubbard
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BlackRock MuniYield New York Intermediate
Duration Fund, Inc.	3,241,653	755,399	3,241,653	755,399	3,241,653	755,399
BlackRock MuniYield Arizona Fund, Inc.	4,264,400	86,696	4,265,400	85,696	4,263,372	87,724
BlackRock MuniYield California Fund, Inc.	18,768,758	516,396	18,743,520	541,634	18,768,463	516,691
BlackRock MuniYield Investment Fund	11,811,537	731,227	11,797,481	745,283	11,812,956	729,808
BlackRock MuniYield New Jersey Fund, Inc.	13,310,823	212,005	13,305,225	217,603	13,309,815	213,013

	W. Carl Kester		Robert S. Salomon, Jr.		Richard S. Davis
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BlackRock MuniYield New York Intermediate
Duration Fund, Inc.	789[1]	374[1]	3,241,653	755,399	3,241,653	755,399
BlackRock MuniYield Arizona Fund, Inc.	880[1]	278[1]	4,264,700	86,396	4,265,400	85,696
BlackRock MuniYield California Fund, Inc.	3,663[1]	350[1]	18,760,765	524,389	18,781,196	503,958
BlackRock MuniYield Investment Fund	2,793[1]	659[1]	11,810,287	732,477	11,812,972	729,792
BlackRock MuniYield New Jersey Fund, Inc.	3,580[1]	423[1]	13,305,095	217,733	13,305,195	217,633

	Frank J. Fabozzi		James T. Flynn		Karen	P. Robards
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BlackRock MuniYield New York Intermediate
Duration Fund, Inc.	789[1]	374[1]	3,241,653	755,399	3,241,653	755,399
BlackRock MuniYield Arizona Fund, Inc.	880[1]	278[1]	4,265,400	85,696	4,264,400	86,696
BlackRock MuniYield California Fund, Inc.	3,663[1]	350[1]	18,775,216	509,938	18,760,801	524,353
BlackRock MuniYield Investment Fund	2,793[1]	659[1]	11,809,106	733,658	11,812,956	729,808
BlackRock MuniYield New Jersey Fund, Inc.	3,580[1]	423[1]	13,307,373	215,455	13,310,257	212,571

	Richard E. Cavanagh		Kathleen F. Feldstein		Henry Gabbay
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BlackRock MuniYield New York Intermediate
Duration Fund, Inc.	3,241,653	755,399	3,241,653	755,399	3,241,653	755,399
BlackRock MuniYield Arizona Fund, Inc.	4,265,400	85,696	4,264,400	86,696	4,265,400	85,696
BlackRock MuniYield California Fund, Inc.	18,776,201	508,953	18,763,913	521,241	18,779,772	505,382
BlackRock MuniYield Investment Fund	11,812,956	729,808	11,811,356	731,408	11,812,959	729,805
BlackRock MuniYield New Jersey Fund, Inc.	13,310,823	212,005	13,308,751	214,077	13,308,736	214,092

	Jerrold B. Harris
		Votes
	Votes For	Withheld
BlackRock MuniYield New York Intermediate
Duration Fund, Inc.	3,241,653	755,399
BlackRock MuniYield Arizona Fund, Inc.	4,265,400	85,696
BlackRock MuniYield California Fund, Inc.	18,763,315	521,839
BlackRock MuniYield Investment Fund	11,811,956	730,808
BlackRock MuniYield New Jersey Fund, Inc.	13,308,796	214,032

[1] Voted on by holders of Preferred Shares only.

50 SEMI-ANNUAL REPORT JANUARY 31, 2009

Additional Information (concluded)

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the

SEC’s Public Reference Room in Washington, DC. Information on the
operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’
websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’
electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Board Approvals

On September 12, 2008, the Board of Directors of BlackRock MuniYield
Florida Fund voted unanimously to change a non-fundamental invest-
ment policy of the Fund, and to rename the Fund “BlackRock MuniYield
Investment Fund.” The Fund’s previous non-fundamental investment policy required the Fund, under normal market conditions, to invest at least 80% of its assets in Florida municipal bonds and 100% in munici-
pal bonds rated investment grade at time of investment. Due to the repeal of the Florida Intangible Personal Property Tax as of January
2007, the Board has approved an amended policy allowing the Fund flexibility to invest in municipal obligations regardless of geographic location. The Fund’s new investment policy is, under normal market conditions, to invest 100% of its assets in municipal bonds rated invest-
ment grade at time of investment. The approved changes will not alter the Fund’s investment objective.

Under current market conditions, the Advisor anticipates that it will gradually reposition the Fund’s portfolio over time and that during such period the Fund may continue to hold a substantial portion of its assets in Florida municipal bonds. At this time, it is uncertain how long the repositioning may take, and the Fund will continue to be subject to risks associated with investing a substantial portion of its assets in
Florida municipal bonds until the repositioning is complete.

The Advisor and the Board believe the amended policy will allow the
Advisor to better manage the Fund’s portfolio in the best interests of
Fund shareholders and to better meet the Fund’s investment objective.

Effective September 13, 2008, following approval by the Funds’ Board and the applicable ratings agencies, the Board amended the terms of the Funds’ Articles Supplementary in order to allow the Funds to enter into TOB transactions, the proceeds of which were used to redeem a portion of the Funds’ Preferred Shares. Accordingly, the definition of
Inverse Floaters was amended to incorporate the Funds’ permissible ratio of floating rate instruments into inverse floating rate instruments.
Additionally, confirming changes and certain formula modifications con-
cerning inverse floaters were made to the definitions of Moody’s Discount
Factor and S&P Discount Factor, as applicable, to integrate the Funds’
investments in TOBs into applicable calculations.

Section 19 Notices

The amounts and sources of distributions reported are only estimates and on the tax regulations. Each Fund will send you a Form 1099-DIV each are not being provided for tax reporting purposes. The actual amounts and calendar year that will tell you how to report these distributions for federal sources for tax reporting purposes will depend upon each Fund’s invest- income tax purposes.
ment experience during the year and may be subject to changes based

		Total Fiscal Year-to-Date				Percentage of Fiscal Year-to-Date
	Cumulative Distributions by Character				Cumulative Distributions by Character

	Net	Net Realized		Total Per	Net	Net Realized		Total Per
	Investment	Capital	Return of	Common	Investment	Capital	Return of	Common
	Income	Gains	Capital	Share	Income	Gains	Capital	Share
BlackRock MuniYield California Fund, Inc	$ 0.336	—	—	$ 0.336	98%	2%	0%	100%

SEMI-ANNUAL REPORT JANUARY 31, 2009 51

This report is transmitted to shareholders only. It is not a prospec-
tus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares which creates risks for Common
Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free
(800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Infor-
mation about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the
Securities and Exchange Commission’s website at http://www.sec.gov.

BlackRock Muni New York Intermediate Duration Fund, Inc.

BlackRock MuniYield Arizona Fund, Inc.

BlackRock MuniYield California Fund, Inc.

BlackRock MuniYield Investment Fund

BlackRock MuniYield New Jersey Fund, Inc.

100 Bellevue Parkway

Wilmington, DE 19809

#MY5-SAR-1/09

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-
annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield Investment Fund

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Fund

Date: March 25, 2009